UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

Balanced Income Fund

Dividend and Income Builder Fund

EqS® Emerging Markets Fund*

Emerging Multi Asset Fund*

Global Dividend Fund

International Dividend Fund

EqS® Long/Short Fund

RealPathTM Blend 2020 Fund

RealPathTM Blend 2025 Fund

RealPathTM Blend 2030 Fund

RealPathTM Blend 2035 Fund

RealPathTM Blend 2040 Fund

RealPathTM Blend 2045 Fund

RealPathTM Blend 2050 Fund

RealPathTM Blend 2055 Fund

RealPathTM Blend Income Fund

U.S. Dividend Fund

EqS Pathfinder Fund®*

*	On May 12, 2015, the Board approved the liquidation of PIMCO EqS Pathfinder Fund, PIMCO EqS Emerging Markets Fund and PIMCO Emerging Multi-Asset Fund. The liquidation of the Funds is expected to occur later this calendar year.

Schedule of Investments

PIMCO Balanced Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.3%
ASSET-BACKED SECURITIES 8.3%
UNITED STATES 8.3%
ACE Securities Corp.
0.329% due 08/25/2036	$54	$46
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.851% due 09/25/2033	42	40
4.325% due 06/25/2033	63	51
Asset-Backed Securities Corp. Home Equity Loan Trust
0.715% due 11/15/2031	12	11
0.924% due 03/25/2035	39	38
College & University Facility Loan Trust
4.000% due 06/01/2018	20	20
Countrywide Asset-Backed Certificates
0.673% due 08/26/2033	43	37
1.149% due 02/25/2034	35	33
Credit-Based Asset Servicing and Securitization LLC
0.431% due 08/25/2035	4	4
Fremont Home Loan Trust
0.234% due 01/25/2037	150	77
0.354% due 04/25/2036	249	225
JPMorgan Mortgage Acquisition Corp.
0.614% due 09/25/2035	200	180
Lehman ABS Mortgage Loan Trust
0.374% due 06/25/2037	82	54
Merrill Lynch Mortgage Investors Trust
0.364% due 04/25/2047	90	52
0.451% due 01/25/2047	86	82
Residential Asset Mortgage Products Trust
0.814% due 08/25/2032	77	72
Structured Asset Investment Loan Trust
0.324% due 06/25/2036	52	44

Total Asset-Backed Securities (Cost $1,050)		1,066

BANK LOAN OBLIGATIONS 2.5%
UNITED STATES 2.5%
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021	6	6
5.000% due 08/25/2019	3	3
Burger King Worldwide, Inc.
4.500% due 12/12/2021	3	3
Charter Communications Operating LLC
4.250% due 09/12/2021	3	3
Clear Channel Communications, Inc.
6.928% due 01/30/2019	30	28
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	30	30
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	70	70
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	43	43
MGM Resorts International
3.500% due 12/20/2019	30	30
New Albertson’s, Inc.
4.750% due 06/27/2021	30	30
Seadrill Partners Finco LLC
4.000% due 02/21/2021	29	23
Sequa Corp.
5.250% due 06/19/2017	20	19
Univision Communications, Inc.
4.000% due 03/01/2020	38	38

Total Bank Loan Obligations (Cost $331)		326

	SHARES
COMMON STOCKS 54.6%
AUSTRALIA 0.7%
INDUSTRIALS 0.7%
Spotless Group Holdings Ltd.	49,698	86

Total Australia		86

BERMUDA 1.2%
ENERGY 1.2%
Golar LNG Partners LP	5,913	159

Total Bermuda		159

BRAZIL 0.9%
INDUSTRIALS 0.5%
Arteris S.A.	26,400	62

UTILITIES 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,235	28
Light S.A.	5,000	23

		51

Total Brazil		113

CHINA 0.6%
CONSUMER STAPLES 0.6%
Want Want China Holdings Ltd.	71,000	75

Total China		75

CYPRUS 0.1%
ENERGY 0.1%
ProSafe SE	5,637	15

Total Cyprus		15

FRANCE 4.5%
CONSUMER STAPLES 1.2%
Carrefour S.A.	4,747	159

ENERGY 0.9%
Total S.A.	2,324	115

UTILITIES 2.4%
Electricite de France S.A.	6,610	158
Suez Environnement Co.	8,688	150

		308

Total France		582

GERMANY 1.3%
UTILITIES 1.3%
E.ON SE	10,886	162

Total Germany		162

GREECE 0.3%
CONSUMER DISCRETIONARY 0.3%
OPAP S.A.	4,511	42

Total Greece		42

HONG KONG 2.4%
CONSUMER DISCRETIONARY 0.6%
Li & Fung Ltd.	74,000	72

INDUSTRIALS 0.3%
Yuexiu Transport Infrastructure Ltd.	56,000	36

TELECOMMUNICATION SERVICES 1.5%
China Mobile Ltd.	15,000	195

Total Hong Kong		303

ISRAEL 1.3%
HEALTH CARE 1.3%
Teva Pharmaceutical Industries Ltd. SP - ADR	2,719	169

Total Israel		169

ITALY 2.5%
FINANCIALS 1.8%
Intesa Sanpaolo SpA	70,734	240

INDUSTRIALS 0.7%
Societa Iniziative Autostradali e Servizi SpA	7,366	86

Total Italy		326

JAPAN 2.4%
CONSUMER DISCRETIONARY 1.2%
Bridgestone Corp.	4,000	160

TELECOMMUNICATION SERVICES 1.2%
Nippon Telegraph & Telephone Corp.	2,400	148

Total Japan		308

LUXEMBOURG 0.4%
INDUSTRIALS 0.4%
Regus PLC	17,188	56

Total Luxembourg		56

NETHERLANDS 1.6%
FINANCIALS 1.6%
Aegon NV	15,667	124
NN Group NV (b)	2,767	78

		202

Total Netherlands		202

SINGAPORE 0.7%
INDUSTRIALS 0.7%
Singapore Airlines Ltd.	10,000	87

Total Singapore		87

SPAIN 0.9%
CONSUMER STAPLES 0.9%
Ebro Foods S.A.	6,556	122

Total Spain		122

SWITZERLAND 1.6%
HEALTH CARE 1.6%
Roche Holding AG	737	203

Total Switzerland		203

TAIWAN 0.7%
INFORMATION TECHNOLOGY 0.7%
Radiant Opto-Electronics Corp.	31,000	96

Total Taiwan		96

TURKEY 0.6%
INDUSTRIALS 0.6%
TAV Havalimanlari Holding A/S	9,402	79

Total Turkey		79

UNITED KINGDOM 6.8%
CONSUMER DISCRETIONARY 0.6%
ITV PLC	20,858	78

CONSUMER STAPLES 1.4%
Imperial Tobacco Group PLC	4,244	186

FINANCIALS 2.8%
ICAP PLC	15,818	124
Lloyds Banking Group PLC (b)	199,594	231

		355

TELECOMMUNICATION SERVICES 2.0%
Vodafone Group PLC	80,572	264

Total United Kingdom		883

UNITED STATES 23.1%
CONSUMER DISCRETIONARY 3.5%
General Motors Co.	4,361	164
Kohl’s Corp.	2,133	167
Target Corp.	1,453	119

		450

ENERGY 0.6%
Targa Resources Corp.	774	74

FINANCIALS 6.0%
Apollo Investment Corp.	13,030	100
JPMorgan Chase & Co.	2,948	179
Navient Corp.	7,967	162
Prudential Financial, Inc.	2,458	197
Solar Capital Ltd.	6,619	134

		772

HEALTH CARE 2.9%
AbbVie, Inc.	1,682	98
Merck & Co., Inc.	1,954	112
Pfizer, Inc.	4,645	162

		372

INDUSTRIALS 1.9%
Nielsen NV	1,818	81
RR Donnelley & Sons Co.	4,315	83
Timken Co.	1,921	81

		245

INFORMATION TECHNOLOGY 3.9%
Cisco Systems, Inc.	5,659	156
QUALCOMM, Inc.	2,540	176
Symantec Corp.	4,965	116

Western Digital Corp.		605	55

			503

MATERIALS 1.6%
International Paper Co.		2,023	112
Tronox Ltd. ‘A’		4,729	96

			208

UTILITIES 2.7%
ONE Gas, Inc.		3,532	153
PG&E Corp.		3,732	198

			351

Total United States			2,975

Total Common Stocks (Cost $7,023)			7,043

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.0%
BRAZIL 0.4%
UTILITIES 0.4%
Petrobras Global Finance BV
2.000% due 05/20/2016		$19	18
2.631% due 03/17/2017		19	17
5.375% due 01/27/2021		4	4
3.500% due 02/06/2017		2	2
3.000% due 01/15/2019		2	2
4.875% due 03/17/2020		13	12

			55

Total Brazil			55

IRELAND 0.7%
INDUSTRIALS 0.7%
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	100	91

Total Ireland			91

LUXEMBOURG 0.2%
INDUSTRIALS 0.2%
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		$18	19

Total Luxembourg			19

NORWAY 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
2.000% due 09/15/2015		2	2

Total Norway			2

PORTUGAL 0.0%
BANKING & FINANCE 0.0%
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5	6

Total Portugal			6

UNITED KINGDOM 0.1%
INDUSTRIALS 0.1%
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	13	19

Total United Kingdom			19

UNITED STATES 4.6%
BANKING & FINANCE 1.6%
Ally Financial, Inc.
4.625% due 06/26/2015	$15	15
6.250% due 12/01/2017	30	32
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	20	21
CIT Group, Inc.
5.000% due 05/15/2017	15	16
General Motors Financial Co., Inc.
2.750% due 05/15/2016	13	13
International Lease Finance Corp.
4.875% due 04/01/2015	15	15
Navient Corp.
5.625% due 05/01/2033	47	39
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021	35	36
Springleaf Finance Corp.
5.400% due 12/01/2015	15	15

		202

INDUSTRIALS 2.6%
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK) (a)
9.000% due 10/15/2019	10	8
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^	14	11
8.500% due 02/15/2020 ^	4	3
11.250% due 06/01/2017 ^	28	20
California Resources Corp.
5.000% due 01/15/2020	12	11
5.500% due 09/15/2021	12	11
DISH DBS Corp.
7.125% due 02/01/2016	15	16
Endo Finance LLC
6.000% due 02/01/2025	22	23
Gulfport Energy Corp.
7.750% due 11/01/2020	12	12
iHeartCommunications, Inc.
9.000% due 03/01/2021	20	19
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	40	37
MGM Resorts International
6.625% due 07/15/2015	15	15
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017	27	28
T-Mobile USA, Inc.
6.375% due 03/01/2025	5	5
Tenet Healthcare Corp.
4.375% due 10/01/2021	12	12
Times Square Hotel Trust
8.528% due 08/01/2026	14	18
Westmoreland Coal Co.
8.750% due 01/01/2022	38	38
Wynn Las Vegas LLC
5.500% due 03/01/2025	45	46
XPO Logistics, Inc.
7.875% due 09/01/2019	6	6

		339

UTILITIES 0.4%
Dynegy Finance, Inc.
6.750% due 11/01/2019	5	5
Illinois Power Generating Co.
6.300% due 04/01/2020	30	26
Sprint Communications, Inc.
9.125% due 03/01/2017	15	17

		48

Total United States		589

Total Corporate Bonds & Notes (Cost $825)		781

MORTGAGE-BACKED SECURITIES 4.5%
UNITED STATES 4.5%
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	22	23

BCAP LLC Trust
2.800% due 07/26/2036		68	68
Countrywide Alternative Loan Trust
6.000% due 08/25/2036 ^		51	48
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 12/25/2035 ^		82	78
5.750% due 06/25/2037 ^		50	46
Credit Suisse Mortgage Capital Certificates
0.501% due 12/27/2035		56	53
GSR Mortgage Loan Trust
2.597% due 03/25/2037 ^		47	43
HarborView Mortgage Loan Trust
0.418% due 12/19/2036 ^		53	38
IndyMac Mortgage Loan Trust
0.384% due 07/25/2036		62	50
Lehman XS Trust
0.444% due 02/25/2036		48	40
Morgan Stanley Dean Witter Capital, Inc. Trust
7.508% due 07/15/2033		26	30
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
6.450% due 01/22/2026		28	31
Washington Mutual Mortgage Pass-Through Certificates Trust
4.677% due 09/25/2036 ^		56	32

Total Mortgage-Backed Securities (Cost $571)			580

	SHARES
REAL ESTATE INVESTMENT TRUSTS 2.3%
UNITED STATES 2.3%
FINANCIALS 2.3%
Colony Financial, Inc.		9,164	238
Ryman Hospitality Properties, Inc.		926	56

			294

Total Real Estate Investment Trusts (Cost $255)			294

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.2%
BRAZIL 2.1%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	93	28
6.000% due 08/15/2050 (c)		101	30
10.000% due 01/01/2025		793	210

Total Brazil			268

GREECE 0.1%
Hellenic Republic Government Bond
3.000% due 02/24/2036	EUR	2	1
3.000% due 02/24/2037		2	1
3.000% due 02/24/2038		2	1
3.000% due 02/24/2039		2	1
3.000% due 02/24/2040		2	1
3.000% due 02/24/2041		2	1
3.000% due 02/24/2042		2	1
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,000	6

Total Greece			13

Total Sovereign Issues (Cost $376)			281

SHORT-TERM INSTRUMENTS 3.9%
SHORT-TERM NOTES 3.9%
Federal Home Loan Bank
0.051% due 05/01/2015		$100	100
0.067% due 06/05/2015		100	100
0.069% due 05/15/2015 - 06/05/2015		200	200

0.073% due 05/22/2015	100	100

		500

Total Short-Term Instruments (Cost $500)		500

Total Investments in Securities (Cost $10,931)		10,871

	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio	1,103	11
PIMCO Short-Term Floating NAV Portfolio III	158,528	1,572

Total Short-Term Instruments (Cost $1,583)		1,583

Total Investments in Affiliates (Cost $1,583)		1,583

Total Investments 96.6% (Cost $12,514)		$12,454
Financial Derivative Instruments (d)(e) (0.1%) (Cost or Premiums, net $(102))		(7)
Other Assets and Liabilities, net 3.5%		449

Net Assets 100.0%		$12,896

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Principal amount of security is adjusted for inflation.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$ 800	$58	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.750%	06/18/2024	AUD	200	$27	$13	$1	$0
Pay	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		100	5	1	1	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024	MXN	300	0	0	0	0

						$32	$14	$2	$0

Total Swap Agreements						$90	$19	$3	$0

Cash of $58 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	AUD	5		$4	$0	$0
	04/2015	BRL	5		2	0	0
	04/2015	JPY	27,929		234	1	0
	04/2015		$2	BRL	5	0	0
	04/2015		190	JPY	22,755	0	(1)
	05/2015	EUR	3		$3	0	0
	05/2015	JPY	22,755		190	1	0
BRC	04/2015	ZAR	180		15	1	0
CBK	05/2015	EUR	7		8	0	0
	05/2015		$40	EUR	38	1	0
DUB	07/2015	BRL	247		$91	16	0
FBF	07/2015		246		90	15	0
GLM	04/2015	AUD	2		2	0	0
	04/2015	JPY	226		2	0	0
	05/2015	EUR	262		298	16	0
	07/2015	BRL	13		5	1	0
HUS	04/2015		$463	EUR	422	0	(10)
	05/2015	EUR	422		$463	10	0
JPM	04/2015	BRL	406		138	10	0
	04/2015	EUR	422		472	19	0
	04/2015	JPY	300		3	0	0
	04/2015		$126	BRL	406	1	0
	05/2015	BRL	406		$125	0	(1)
	05/2015	EUR	12		13	0	0
	07/2015	BRL	30		11	2	0
MSB	04/2015		109		38	4	0
	04/2015	EUR	178		201	9	0
	04/2015	GBP	14		21	0	0
	04/2015		$34	BRL	109	0	0
	04/2015		47	JPY	5,700	0	0

Total Forward Foreign Currency Contracts						$107	$(12)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	10	$0	$0
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		30	(1)	(1)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		20	0	(1)

							$(1)	$(2)

Total Written Options							$(1)	$(2)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		$1	$0	$0	$0	$0
BRC	Novo Banco S.A.	5.000%	12/20/2019	2.975%	EUR	15	0	2	2	0
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		$2	0	0	0	0
GST	Greece Government International Bond	1.000%	09/20/2015	67.390%		3	0	(1)	0	(1)
HUS	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		23	(2)	(2)	0	(4)
	Russia Government International Bond	1.000%	06/20/2019	4.037%		50	(2)	(4)	0	(6)
	Russia Government International Bond	1.000%	06/20/2024	4.130%		50	(5)	(6)	0	(11)
	Russia Government International Bond	1.000%	09/20/2024	4.130%		5	(1)	0	0	(1)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		90	(8)	5	0	(3)
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		32	(3)	(3)	0	(6)
MYC	Novo Banco S.A.	5.000%	12/20/2019	2.975%	EUR	20	0	2	2	0

							$(21)	$(7)	$4	$(32)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$126	$(25)	$0	$0	$(25)
FBF	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	100	(2)	0	0	(2)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	100	(2)	0	0	(2)
GST	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	200	(5)	2	0	(3)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	200	(7)	2	0	(5)
MYC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	202	(40)	0	0	(40)

					$(81)	$4	$0	$(77)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		$100	$0	$0	$0	$0
CBK	Pay	3-Month USD-LIBOR	1.800%	04/02/2020		40	0	0	0	0
DUB	Pay	1-Year BRL-CDI	12.810%	01/04/2021	BRL	30	0	0	0	0
	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		$300	1	0	1	0
FAR	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		50	0	0	0	0
FBF	Pay	1-Year BRL-CDI	12.810%	01/04/2021	BRL	40	0	0	0	0
GLM	Pay	3-Month USD-LIBOR	1.800%	04/02/2020		$150	0	1	1	0
	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		100	0	0	0	0
MYC	Pay	1-Year BRL-CDI	12.810%	01/04/2021	BRL	40	0	0	0	0
	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		$50	0	0	0	0
RYL	Pay	3-Month USD-LIBOR	2.000%	06/17/2020		50	0	0	0	0

							$1	$1	$2	$0

Total Swap Agreements							$(101)	$(2)	$6	$(109)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$1,046	$20	$1,066
Bank Loan Obligations
United States	0	326	0	326
Common Stocks
Australia
Industrials	0	86	0	86
Bermuda
Energy	159	0	0	159
Brazil
Industrials	62	0	0	62
Utilities	51	0	0	51
China
Consumer Staples	0	75	0	75
Cyprus
Energy	0	15	0	15
France
Consumer Staples	0	159	0	159
Energy	0	115	0	115
Utilities	0	308	0	308
Germany
Utilities	0	162	0	162
Greece
Consumer Discretionary	0	42	0	42
Hong Kong
Consumer Discretionary	72	0	0	72
Industrials	0	36	0	36
Telecommunication Services	0	195	0	195
Israel
Health Care	169	0	0	169
Italy
Financials	0	240	0	240
Industrials	0	86	0	86
Japan
Consumer Discretionary	0	160	0	160
Telecommunication Services	0	148	0	148
Luxembourg
Industrials	0	56	0	56
Netherlands
Financials	0	202	0	202
Singapore
Industrials	0	87	0	87
Spain
Consumer Staples	0	122	0	122
Switzerland
Health Care	0	203	0	203
Taiwan
Information Technology	0	96	0	96
Turkey
Industrials	0	79	0	79
United Kingdom
Consumer Discretionary	0	78	0	78
Consumer Staples	0	186	0	186
Financials	0	355	0	355
Telecommunication Services	0	264	0	264
United States
Consumer Discretionary	450	0	0	450
Energy	74	0	0	74
Financials	772	0	0	772
Health Care	372	0	0	372
Industrials	245	0	0	245
Information Technology	503	0	0	503
Materials	208	0	0	208
Utilities	351	0	0	351
Corporate Bonds & Notes
Brazil
Utilities	0	55	0	55
Ireland
Industrials	0	91	0	91
Luxembourg
Industrials	0	19	0	19
Norway
Banking & Finance	0	2	0	2
Portugal
Banking & Finance	0	6	0	6
United Kingdom
Industrials	0	19	0	19
United States
Banking & Finance	0	202	0	202
Industrials	0	339	0	339
Utilities	0	48	0	48
Mortgage-Backed Securities
United States	0	580	0	580
Real Estate Investment Trusts
United States
Financials	294	0	0	294
Sovereign Issues
Brazil	0	268	0	268
Greece	0	13	0	13
Short-Term Instruments
Short-Term Notes	0	500	0	500
	$3,782	$7,069	$20	$10,871

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,583	$0	$0	$1,583

Total Investments	$5,365	$7,069	$20	$12,454

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	113	0	113
	$0	$116	$0	$116

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(123)	$0	$(123)

Totals	$5,365	$7,062	$20	$12,447

There were assets and liabilities valued at $209 transferred from Level 1 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2015. There were no significant transfers between Levels 2 and 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Dividend and Income Builder Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0%
ASSET-BACKED SECURITIES 1.4%
UNITED STATES 1.4%
Credit Suisse First Boston Mortgage Securities Corp.
0.791% due 01/25/2032	$112	$100
EMC Mortgage Loan Trust
1.474% due 02/25/2041	56	55
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036	6,135	2,932
JPMorgan Mortgage Acquisition Trust
4.512% due 11/25/2036	200	200
Morgan Stanley Home Equity Loan Trust
0.274% due 12/25/2036	198	123
Residential Asset Securities Corp. Trust
1.056% due 01/25/2034	2,725	2,440
Structured Asset Investment Loan Trust
0.324% due 09/25/2036	8,121	6,474

Total Asset-Backed Securities (Cost $11,845)		12,324

BANK LOAN OBLIGATIONS 0.3%
BRAZIL 0.0%
OGX
0.00% - 10.00% due 04/10/2015	15	12

Total Brazil		12

LUXEMBOURG 0.0%
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	248	246

Total Luxembourg		246

UNITED STATES 0.3%
Clear Channel Communications, Inc.
6.928% due 01/30/2019	300	286
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	2,217	2,229

Total United States		2,515

Total Bank Loan Obligations (Cost $2,785)		2,773

	SHARES
COMMON STOCKS 86.7%
AUSTRALIA 1.0%
INDUSTRIALS 1.0%
Spotless Group Holdings Ltd.	5,100,423	8,798

Total Australia		8,798

BERMUDA 1.9%
ENERGY 1.9%
Golar LNG Partners LP	605,625	16,285

Total Bermuda		16,285

BRAZIL 1.4%
INDUSTRIALS 0.7%
Arteris S.A.	2,685,400	6,311

UTILITIES 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	594,218	3,221

Light S.A.	563,100	2,540

		5,761

Total Brazil		12,072

CHINA 0.9%
CONSUMER STAPLES 0.9%
Want Want China Holdings Ltd.	7,303,000	7,743

Total China		7,743

CYPRUS 0.4%
ENERGY 0.4%
ProSafe SE	1,330,150	3,653

Total Cyprus		3,653

FRANCE 6.7%
CONSUMER STAPLES 1.9%
Carrefour S.A.	475,395	15,882

ENERGY 1.3%
Total S.A.	228,016	11,334

UTILITIES 3.5%
Electricite de France S.A.	617,730	14,812
Suez Environnement Co.	893,666	15,386

		30,198

Total France		57,414

GERMANY 1.8%
UTILITIES 1.8%
E.ON SE	1,039,611	15,458

Total Germany		15,458

GREECE 0.5%
CONSUMER DISCRETIONARY 0.5%
OPAP S.A.	400,287	3,736

Total Greece		3,736

HONG KONG 3.8%
CONSUMER DISCRETIONARY 0.9%
Li & Fung Ltd.	8,104,000	7,913

INDUSTRIALS 0.6%
Yuexiu Transport Infrastructure Ltd.	7,496,000	4,791

TELECOMMUNICATION SERVICES 2.3%
China Mobile Ltd.	1,487,000	19,341

Total Hong Kong		32,045

ISRAEL 1.9%
HEALTH CARE 1.9%
Teva Pharmaceutical Industries Ltd. SP - ADR	256,885	16,004

Total Israel		16,004

ITALY 3.9%
FINANCIALS 2.8%
Intesa Sanpaolo SpA	7,109,611	24,130

INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	755,603	8,795

Total Italy		32,925

JAPAN 3.6%
CONSUMER DISCRETIONARY 1.9%
Bridgestone Corp.	401,200	16,064

TELECOMMUNICATION SERVICES 1.7%
Nippon Telegraph & Telephone Corp.	231,100	14,266

Total Japan		30,330

LUXEMBOURG 0.6%
INDUSTRIALS 0.6%
Regus PLC	1,641,125	5,303

Total Luxembourg		5,303

NETHERLANDS 2.4%
FINANCIALS 2.4%
Aegon NV	1,638,797	12,939
NN Group NV (b)	274,032	7,769

		20,708

Total Netherlands		20,708

SINGAPORE 1.1%
INDUSTRIALS 1.1%
Singapore Airlines Ltd.	1,097,000	9,551

Total Singapore		9,551

SPAIN 1.5%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	686,979	12,811

Total Spain		12,811

SWEDEN 1.2%
TELECOMMUNICATION SERVICES 1.2%
TeliaSonera AB	1,603,358	10,189

Total Sweden		10,189

SWITZERLAND 4.6%
FINANCIALS 2.3%
Zurich Financial Services AG	57,004	19,268

HEALTH CARE 2.3%
Roche Holding AG	72,256	19,855

Total Switzerland		39,123

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Radiant Opto-Electronics Corp.	3,092,590	9,604

Total Taiwan		9,604

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	985,562	8,234

Total Turkey		8,234

UNITED KINGDOM 10.1%
CONSUMER DISCRETIONARY 0.9%
ITV PLC	2,057,886	7,705

CONSUMER STAPLES 2.1%
Imperial Tobacco Group PLC	412,681	18,103

FINANCIALS 4.0%
ICAP PLC	1,468,107	11,450
Lloyds Banking Group PLC (b)	19,170,105	22,221

		33,671

TELECOMMUNICATION SERVICES 3.1%
Vodafone Group PLC	8,190,842	26,803

Total United Kingdom		86,282

UNITED STATES 35.3%
CONSUMER DISCRETIONARY 5.1%
General Motors Co.	405,075	15,190
Kohl’s Corp.	208,004	16,277
Target Corp.	143,829	11,804

		43,271

ENERGY 0.9%
Targa Resources Corp.	82,675	7,919

FINANCIALS 9.3%
Apollo Investment Corp.	1,250,041	9,594
JPMorgan Chase & Co.	306,596	18,573
Navient Corp.	819,476	16,660
Prudential Financial, Inc.	243,496	19,555
Solar Capital Ltd.	735,210	14,881

		79,263

HEALTH CARE 4.4%
AbbVie, Inc.	171,181	10,021
Merck & Co., Inc.	205,604	11,818
Pfizer, Inc.	453,326	15,771

		37,610

INDUSTRIALS 2.8%
Nielsen NV	180,500	8,045
RR Donnelley & Sons Co.	396,020	7,599
Timken Co.	197,910	8,340

		23,984

INFORMATION TECHNOLOGY 5.9%
Cisco Systems, Inc.	567,555	15,622
QUALCOMM, Inc.	257,131	17,829
Symantec Corp.	457,546	10,691
Western Digital Corp.	69,801	6,353

		50,495

MATERIALS 2.5%
International Paper Co.	205,405	11,398
Tronox Ltd. ‘A’	481,113	9,781

		21,179

UTILITIES 4.4%
ONE Gas, Inc.	368,489	15,930

PG&E Corp.		399,712	21,213

			37,143

Total United States			300,864

Total Common Stocks (Cost $723,908)			739,132

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.0%
AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.375% due 04/01/2022 ^		$200	1
8.500% due 06/01/2018 ^		200	1

			2

Total Austria			2

BRAZIL 0.2%
BANKING & FINANCE 0.0%
Banco Votorantim S.A.
5.250% due 02/11/2016		200	202

UTILITIES 0.2%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		400	377
Petrobras Global Finance BV
2.393% due 01/15/2019		9	8
4.375% due 05/20/2023		45	39
4.875% due 03/17/2020		243	219
3.151% due 03/17/2020		11	9
4.250% due 10/02/2023	EUR	100	95
3.500% due 02/06/2017		$28	26
3.250% due 03/17/2017		20	18
2.631% due 03/17/2017		23	21
5.375% due 01/27/2021		1,083	988

			1,800

Total Brazil			2,002

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		170	147

Total Cayman Islands			147

FRANCE 0.1%
BANKING & FINANCE 0.1%
BPCE S.A.
12.500% due 09/30/2019 (d)		100	136
12.500% due 09/30/2019 (d)	EUR	300	450

			586

Total France			586

IRELAND 0.1%
BANKING & FINANCE 0.0%
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$100	92
5.450% due 11/22/2017		100	97

			189

INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	384
5.739% due 04/03/2017		$200	201

			585

UTILITIES 0.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		100	106
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		300	282

			388

Total Ireland			1,162

LUXEMBOURG 0.9%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		200	183
3.352% due 11/15/2019	EUR	300	289
6.125% due 02/07/2022		$1,000	936

			1,408

INDUSTRIALS 0.0%
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		15	16

UTILITIES 0.7%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	243
6.000% due 11/27/2023		300	260
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		4,000	4,316
8.625% due 04/28/2034		230	248
6.510% due 03/07/2022		900	876
7.288% due 08/16/2037		139	136
5.999% due 01/23/2021		30	29
6.605% due 02/13/2018	EUR	50	57

			6,165

Total Luxembourg			7,589

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		$300	9
9.250% due 06/30/2020 ^		100	3
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		300	20

			32

Total Mexico			32

NETHERLANDS 0.1%
BANKING & FINANCE 0.1%
Rabobank Group
6.875% due 03/19/2020	EUR	400	527

INDUSTRIALS 0.0%
Schaeffler Holding Finance BV
6.875% due 08/15/2018 (a)		100	113

Total Netherlands			640

UNITED KINGDOM 0.4%
BANKING & FINANCE 0.2%
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	300	600
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		200	320
LBG Capital PLC
15.000% due 12/21/2019		300	629
Mitchells & Butlers Finance PLC
1.014% due 12/15/2030		165	228

Royal Bank of Scotland PLC
9.500% due 03/16/2022		$200	226

			2,003

INDUSTRIALS 0.2%
Enterprise Inns PLC
6.875% due 02/15/2021	GBP	200	308
Marstons Issuer PLC
5.641% due 07/15/2035		200	288
Priory Group PLC
8.875% due 02/15/2019		200	310
Spirit Issuer PLC
6.582% due 12/28/2027		200	309
3.270% due 12/28/2031		22	32

			1,247

Total United Kingdom			3,250

UNITED STATES 0.2%
BANKING & FINANCE 0.1%
Cantor Fitzgerald LP
7.875% due 10/15/2019		$300	328
International Lease Finance Corp.
7.125% due 09/01/2018		325	365

			693

INDUSTRIALS 0.1%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		291	218
9.000% due 02/15/2020 ^		244	182
CVS Pass-Through Trust
8.353% due 07/10/2031		88	122
iHeartCommunications, Inc.
9.000% due 03/01/2021		3	3
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018		100	103

			628

Total United States			1,321

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		600	398

Total Venezuela			398

Total Corporate Bonds & Notes (Cost $18,365)			17,129

MORTGAGE-BACKED SECURITIES 2.7%
UNITED STATES 2.7%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		170	117
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		91	79
6.000% due 06/25/2046 ^		115	92
6.000% due 07/25/2046 ^		184	153
Banc of America Funding Trust
5.278% due 05/20/2036		45	43
6.000% due 08/25/2037 ^		214	188
Banc of America Mortgage Trust
5.349% due 11/20/2046 ^		24	21
6.000% due 10/25/2036 ^		57	49
Bear Stearns ALT-A Trust
2.848% due 05/25/2036 ^		209	144
4.721% due 09/25/2035 ^		140	108
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		251	233
Chase Mortgage Finance Trust
2.513% due 09/25/2036 ^		108	93
Citigroup Mortgage Loan Trust, Inc.
2.417% due 07/25/2046 ^		25	21
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^		144	124
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		48	42
Countrywide Alternative Loan Trust
0.874% due 10/25/2037 ^		7,334	3,526

6.000% due 05/25/2036 ^	3,120	2,747
6.000% due 06/25/2036 ^	260	229
6.000% due 02/25/2037 ^	222	180
6.000% due 03/25/2037 ^	72	60
6.000% due 05/25/2037 ^	23	19
6.000% due 06/25/2037 ^	758	648
6.250% due 12/25/2036 ^	46	38
6.500% due 12/25/2036 ^	2,271	1,872
6.500% due 11/25/2037 ^	76	65
Countrywide Home Loan Mortgage Pass-Through Trust
0.674% due 07/25/2037 ^	47	34
2.458% due 09/25/2037 ^	130	113
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	27	19
6.000% due 01/25/2036	80	63
Credit Suisse Mortgage Capital Certificates
2.360% due 12/29/2037	217	120
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^	5	5
6.500% due 10/25/2021 ^	146	127
6.750% due 08/25/2036 ^	34	27
First Horizon Alternative Mortgage Securities Trust
2.308% due 06/25/2036	797	653
HarborView Mortgage Loan Trust
4.449% due 06/19/2036 ^	30	21
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	28	24
IndyMac Mortgage Loan Trust
2.292% due 06/25/2037	260	151
2.801% due 05/25/2037 ^	176	123
4.507% due 08/25/2035 ^	239	202
JPMorgan Alternative Loan Trust
3.724% due 05/26/2037	144	132
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	127	106
Merrill Lynch Mortgage Investors Trust
2.729% due 03/25/2036 ^	25	17
Morgan Stanley Mortgage Loan Trust
2.510% due 06/25/2037	780	531
6.000% due 10/25/2037 ^	2,797	2,395
RBSSP Resecuritization Trust
9.687% due 06/26/2037	213	125
Residential Accredit Loans, Inc. Trust
0.574% due 10/25/2045	183	145
5.500% due 03/25/2037	921	726
6.000% due 08/25/2036	168	139
6.250% due 03/25/2037 ^	70	58
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	20	18
Structured Adjustable Rate Mortgage Loan Trust
2.550% due 10/25/2036 ^	4,420	3,242
Wachovia Bank Commercial Mortgage Trust
4.982% due 02/15/2035	10	10
Wells Fargo Alternative Loan Trust
2.596% due 07/25/2037 ^	2,783	2,359

Total Mortgage-Backed Securities (Cost $21,930)		22,576

MUNICIPAL BONDS & NOTES 0.1%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		230	203

Total Michigan			203

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		385	294

Total Virginia			294

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		375	328

Total West Virginia			328

Total Municipal Bonds & Notes (Cost $799)			825

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.5%
UNITED STATES 3.5%
FINANCIALS 3.5%
Colony Financial, Inc.		950,390	24,634
Ryman Hospitality Properties, Inc.		86,971	5,298

			29,932

Total Real Estate Investment Trusts (Cost $24,570)			29,932

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	500	385
6.000% due 08/15/2050 (c)		259	199

Total Brazil			584

GREECE 0.0%
Hellenic Republic Government Bond
4.750% due 04/17/2019	EUR	100	72
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	29,000	161
4.500% due 07/03/2017		10,000	56

Total Greece			289

RUSSIA 0.1%
Russia Government International Bond
5.625% due 04/04/2042		$200	191
5.875% due 09/16/2043		200	196

Total Russia			387

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025		100	34

7.750% due 10/13/2019	200	73

Total Venezuela		107

Total Sovereign Issues (Cost $1,985)		1,367

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		1,064

Total Short-Term Instruments (Cost $1,064)		1,064

Total Investments in Securities (Cost $807,251)		827,122

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio	1,106	11
PIMCO Short-Term Floating NAV Portfolio III	3,456,815	34,281

Total Short-Term Instruments (Cost $34,289)		34,292

Total Investments in Affiliates (Cost $34,289)		34,292

Total Investments 101.0% (Cost $841,540)		$861,414
Financial Derivative Instruments (f)(g) 0.4% (Cost or Premiums, net $37)		3,281
Other Assets and Liabilities, net (1.4%)		(11,728)

Net Assets 100.0%		$852,967

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$1,064	Freddie Mac 2.080% due 10/17/2022	$(1,090)	$1,064	$1,064

Total Repurchase Agreements						$(1,090)	$1,064	$1,064

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
British Pound currency June Futures	Short	06/2015	45	$145	$0	$(9)
Euro currency June Futures	Short	06/2015	23	126	23	0
Japanese Yen currency June Futures	Short	06/2015	16	(19)	0	(3)
Mexican Peso currency June Futures	Short	06/2015	11	7	0	0

Total Futures Contracts				$259	$23	$(12)

Cash of $245 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	JPY	1,596,931		$13,371	$56		$0
	04/2015		$13,360	JPY	1,596,931	0		(45)
	05/2015	JPY	1,596,931		$13,366	44		0
JPM	04/2015	EUR	33,118		37,086	1,476		0
MSB	04/2015		31,650		35,725	1,691		0
UAG	04/2015		$36,387	EUR	33,118	0		(777)
	05/2015	EUR	33,118		$36,403	777		0

Total Forward Foreign Currency Contracts						$4,044	$	(822)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
HUS	Russia Government International Bond	1.000%	09/20/2024	4.130%	$8	$(1)	$(1)	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	40	Not Applicable, Fully Funded	04/11/2015	$17	$17	$2	$19	$0
	Pay	OGX Petroleo e Gas Participaceos S.A.	50	Not Applicable, Fully Funded	04/11/2015	21	21	10	31	0

							$38	$12	$50	$0

Total Swap Agreements							$37	$11	$50	$(2)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$12,324	$0	$12,324
Bank Loan Obligations
Brazil	0	12	0	12
Luxembourg	0	246	0	246
United States	0	2,515	0	2,515
Common Stocks
Australia
Industrials	0	8,798	0	8,798
Bermuda
Energy	16,285	0	0	16,285
Brazil
Industrials	6,311	0	0	6,311
Utilities	5,761	0	0	5,761
China
Consumer Staples	0	7,743	0	7,743
Cyprus
Energy	0	3,653	0	3,653
France
Consumer Staples	0	15,882	0	15,882
Energy	0	11,334	0	11,334
Utilities	0	30,198	0	30,198
Germany
Utilities	0	15,458	0	15,458
Greece
Consumer Discretionary	0	3,736	0	3,736
Hong Kong
Consumer Discretionary	7,913	0	0	7,913
Industrials	0	4,791	0	4,791
Telecommunication Services	0	19,341	0	19,341
Israel
Health Care	16,004	0	0	16,004
Italy
Financials	0	24,130	0	24,130
Industrials	0	8,795	0	8,795
Japan
Consumer Discretionary	0	16,064	0	16,064
Telecommunication Services	0	14,266	0	14,266
Luxembourg
Industrials	0	5,303	0	5,303
Netherlands
Financials	0	20,708	0	20,708
Singapore
Industrials	0	9,551	0	9,551
Spain
Consumer Staples	0	12,811	0	12,811
Sweden
Telecommunication Services	0	10,189	0	10,189
Switzerland
Financials	0	19,268	0	19,268
Health Care	0	19,855	0	19,855
Taiwan
Information Technology	0	9,604	0	9,604
Turkey
Industrials	0	8,234	0	8,234
United Kingdom
Consumer Discretionary	0	7,705	0	7,705
Consumer Staples	0	18,103	0	18,103
Financials	0	33,671	0	33,671
Telecommunication Services	0	26,803	0	26,803
United States
Consumer Discretionary	43,271	0	0	43,271
Energy	7,919	0	0	7,919
Financials	79,263	0	0	79,263
Health Care	37,610	0	0	37,610
Industrials	23,984	0	0	23,984
Information Technology	50,495	0	0	50,495
Materials	21,179	0	0	21,179
Utilities	37,143	0	0	37,143
Corporate Bonds & Notes
Austria
Industrials	0	2	0	2
Brazil
Banking & Finance	0	202	0	202
Utilities	0	1,800	0	1,800
Cayman Islands
Utilities	0	147	0	147
France
Banking & Finance	0	586	0	586
Ireland
Banking & Finance	0	189	0	189
Industrials	0	585	0	585
Utilities	0	388	0	388
Luxembourg
Banking & Finance	0	1,408	0	1,408
Industrials	0	16	0	16
Utilities	0	6,165	0	6,165
Mexico
Industrials	0	32	0	32
Netherlands
Banking & Finance	0	527	0	527
Industrials	0	113	0	113
United Kingdom
Banking & Finance	0	2,003	0	2,003
Industrials	0	1,247	0	1,247
United States
Banking & Finance	0	693	0	693
Industrials	0	628	0	628
Venezuela
Industrials	0	398	0	398
Mortgage-Backed Securities
United States	0	22,576	0	22,576
Municipal Bonds & Notes
Michigan	0	203	0	203
Virginia	0	294	0	294
West Virginia	0	328	0	328
Real Estate Investment Trusts
United States
Financials	29,932	0	0	29,932
Sovereign Issues
Brazil	0	584	0	584
Greece	0	289	0	289
Russia	0	387	0	387
Venezuela	0	107	0	107
Short-Term Instruments
Repurchase Agreements	0	1,064	0	1,064
	$383,070	$444,052	$0	$827,122

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,292	$0	$0	$34,292

Total Investments	$417,362	$444,052	$0	$861,414

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	0	0	23
Over the counter	0	$4,044	$50	$4,094

	$23	$4,044	$50	$4,117

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	0	0	(12)
Over the counter	0	$(824)	$0	$(824)

	$(12)	$(824)	$0	$(836)

Totals	$417,373	$447,272	$50	$864,695

There were assets and liabilities valued at $23,140 transferred from Level 1 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2015. There were no significant transfers between Levels 2 and 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Emerging Markets Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.6%
COMMON STOCKS 85.0%
AUSTRALIA 1.0%
MATERIALS 1.0%
Iluka Resources Ltd.	115,307	$743

Total Australia		743

BRAZIL 4.8%
CONSUMER STAPLES 1.2%
AMBEV S.A. - ADR	156,544	902

FINANCIALS 2.8%
CETIP S.A. - Mercados Organizados	62,117	620
Itau Unibanco Holding S.A. SP - ADR	95,409	1,055
Multiplan Empreendimentos Imobiliarios S.A.	26,800	471

		2,146

INDUSTRIALS 0.8%
CCR S.A.	119,100	608

Total Brazil		3,656

CAMBODIA 0.7%
CONSUMER DISCRETIONARY 0.7%
NagaCorp Ltd.	794,000	525

Total Cambodia		525

CHINA 16.8%
CONSUMER DISCRETIONARY 1.0%
Great Wall Motor Co. Ltd. ‘H’	107,500	758

CONSUMER STAPLES 0.8%
Hengan International Group Co. Ltd.	47,500	572

ENERGY 2.1%
China Petroleum & Chemical Corp. ‘H’	1,080,000	861
CNOOC Ltd.	532,000	749

		1,610

FINANCIALS 7.1%
China Construction Bank Corp. ‘H’	2,288,000	1,896
China Pacific Insurance Group Co. Ltd. ‘H’	326,800	1,548
Industrial & Commercial Bank of China Ltd. ‘H’	2,710,000	2,001

		5,445

HEALTH CARE 0.9%
Shandong Weigao Group Medical Polymer Co. Ltd. ‘H’	788,000	695

INFORMATION TECHNOLOGY 4.9%
Alibaba Group Holding Ltd. SP - ADR (a)	10,615	884
Baidu, Inc. SP - ADR (a)	4,170	869
Tencent Holdings Ltd.	104,200	1,980

		3,733

Total China		12,813

FRANCE 1.3%
ENERGY 1.3%
Total S.A.	19,433	966

Total France		966

GREECE 0.2%
FINANCIALS 0.2%
Eurobank Ergasias S.A. (a)	1,262,478	142

Total Greece		142

HONG KONG 7.8%
FINANCIALS 3.9%
AIA Group Ltd.	320,384	2,009
China Overseas Land & Investment Ltd.	290,000	931

		2,940

INFORMATION TECHNOLOGY 0.5%
China High Precision Automation Group Ltd.	8,446,000	399

TELECOMMUNICATION SERVICES 3.4%
China Mobile Ltd.	134,500	1,749
HKBN Ltd. (a)	709,000	883

		2,632

Total Hong Kong		5,971

INDIA 10.4%
CONSUMER DISCRETIONARY 2.9%
Bajaj Auto Ltd.	20,635	665
Tata Motors Ltd.	176,817	1,544

		2,209

CONSUMER STAPLES 0.7%
Hindustan Unilever Ltd.	13,706	191
ITC Ltd.	69,442	361

		552

FINANCIALS 4.1%
Axis Bank Ltd.	155,124	1,386
Housing Development Finance Corp. Ltd.	84,216	1,771

		3,157

HEALTH CARE 1.6%
Dr Reddy’s Laboratories Ltd.	3,420	192
Lupin Ltd.	31,049	993

		1,185

INFORMATION TECHNOLOGY 1.1%
HCL Technologies Ltd.	56,142	879

Total India		7,982

INDONESIA 2.2%
CONSUMER DISCRETIONARY 1.7%
Matahari Department Store Tbk PT	887,700	1,335

FINANCIALS 0.5%
Bank Rakyat Indonesia Persero Tbk PT	373,800	379

Total Indonesia		1,714

ISRAEL 2.1%
INFORMATION TECHNOLOGY 2.1%
Check Point Software Technologies Ltd. (a)	19,477	1,597

Total Israel		1,597

JAPAN 3.3%
INDUSTRIALS 2.2%
Mitsubishi Electric Corp.	75,000	890
NSK Ltd.	55,000	803

		1,693

INFORMATION TECHNOLOGY 1.1%
Omron Corp.	18,000	811

Total Japan		2,504

MEXICO 1.9%
FINANCIALS 1.9%
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	257,900	1,495

Total Mexico		1,495

PERU 2.9%
FINANCIALS 1.8%
Credicorp Ltd.	9,773	1,374

MATERIALS 1.1%
Cementos Pacasmayo S.A.A. - ADR	111,820	839

Total Peru		2,213

PHILIPPINES 0.6%
FINANCIALS 0.6%
Metropolitan Bank & Trust Co.	203,615	444

Total Philippines		444

RUSSIA 2.5%
CONSUMER STAPLES 0.9%
Magnit PJSC SP - GDR	13,474	686

MATERIALS 0.5%
MMC Norilsk Nickel OJSC - ADR	22,160	393

TELECOMMUNICATION SERVICES 1.1%
Mobile TeleSystems OJSC SP - ADR	81,093	819

Total Russia		1,898

SOUTH AFRICA 4.4%
CONSUMER DISCRETIONARY 2.1%
Naspers Ltd. ‘N’	10,626	1,630

FINANCIALS 1.4%
FirstRand Ltd.	231,893	1,066

INDUSTRIALS 0.9%
Bidvest Group Ltd.	25,495	690

Total South Africa		3,386

SOUTH KOREA 8.9%
CONSUMER DISCRETIONARY 1.5%
Hyundai Motor Co.	7,406	1,122

CONSUMER STAPLES 1.3%
Amorepacific Corp.	332	1,003

INFORMATION TECHNOLOGY 4.0%
Samsung Electronics Co. Ltd.	2,349	3,046

MATERIALS 1.0%
POSCO Processing & Service Co. Ltd.	3,407	745

TELECOMMUNICATION SERVICES 1.1%
SK Telecom Co. Ltd.	3,529	868

Total South Korea		6,784

TAIWAN 9.3%
INFORMATION TECHNOLOGY 9.3%
Chicony Electronics Co. Ltd.	455,158	1,274
Hon Hai Precision Industry Co. Ltd.	255,040	747
MediaTek, Inc.	125,000	1,688
Taiwan Semiconductor Manufacturing Co. Ltd.	136,000	632
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	118,419	2,780

		7,121

Total Taiwan		7,121

THAILAND 1.3%
FINANCIALS 1.3%
Kasikornbank PCL - NVDR	139,500	981

Total Thailand		981

TURKEY 0.8%
FINANCIALS 0.8%
Turkiye Garanti Bankasi A/S	187,122	610

Total Turkey		610

UNITED STATES 1.8%
CONSUMER DISCRETIONARY 0.8%
Samsonite International S.A.	175,800	613

MATERIALS 1.0%
Southern Copper Corp.	27,266	796

Total United States		1,409

Total Common Stocks (Cost $65,231)		64,954

WARRANTS 1.2%
UNITED STATES 1.2%
CONSUMER DISCRETIONARY 1.2%
Kweichow Moutai Co. Ltd. - Exp. 01/15/2016	11,679	369
Qingdao Haier Co. Ltd. - Exp. 01/15/2016	120,938	504

		873

Total Warrants (Cost $610)		873

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (c) 2.0%		1,501

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
0.031% due 04/23/2015 - 06/11/2015 (b)(f)	$331	331

Total Short-Term Instruments (Cost $1,832)		1,832

Total Investments in Securities (Cost $67,673)		67,659

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III	888,676	8,813

Total Short-Term Instruments (Cost $8,812)		8,813

Total Investments in Affiliates (Cost $8,812)		8,813

Total Investments 100.1% (Cost $76,485)		$76,472
Financial Derivative Instruments (d)(e) 0.7% (Cost or Premiums, net $0)		482
Other Assets and Liabilities, net (0.8%)		(539)

Net Assets 100.0%		$76,415

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$1,501	Freddie Mac 2.080% due 10/17/2022	$(1,533)	$1,501	$1,501

Total Repurchase Agreements						$(1,533)	$1,501	$1,501

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MEXBOL Index June Futures	Long	06/2015	20	$(2)	$2	$(2)
Mini MSCI Emerging Markets Index June Futures	Long	06/2015	54	116	0	(7)

Total Futures Contracts				$114	$2	$(9)

Cash of $162 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$119	JPY	14,200	$0	$(1)
	05/2015	IDR	551,627		$42	0	0
BOA	04/2015	BRL	198		74	12	0
	04/2015	CZK	1,989		81	3	0
	04/2015	HKD	4,734		610	0	(1)
	04/2015	INR	2,400		38	0	(1)
	04/2015	PLN	433		118	4	0
	04/2015		$302	AUD	392	0	(3)
	04/2015		74	BRL	198	0	(12)
	04/2015		2,615	JPY	312,589	0	(9)
	04/2015	ZAR	12,178		$1,027	30	(3)
	05/2015	JPY	312,589		2,616	9	0
	05/2015	KRW	1,249,078		1,132	8	0
	05/2015	MXN	5,652		376	6	0
	05/2015	THB	7,342		224	0	(1)
	06/2015	COP	476,361		193	11	0
	06/2015		$3,811	MXN	58,177	0	(13)
BPS	04/2015	CLP	65,313		$105	1	0
	04/2015	HKD	6,957		897	0	0
	04/2015		$417	JPY	50,600	5	0
	05/2015	MXN	3,277		$219	5	0
	06/2015		$994	COP	2,288,599	0	(120)
	09/2015	PEN	6,226		$1,970	15	0
BRC	04/2015	MYR	833		230	6	0
	04/2015		$2,984	MYR	10,912	0	(45)
	04/2015		78	PLN	287	0	(3)
	04/2015		644	TRY	1,692	2	0
	04/2015		4,108	ZAR	48,092	0	(161)
	04/2015	ZAR	7,953		$674	22	(1)
	05/2015	IDR	2,754,900		211	3	0
	05/2015		$210	MXN	3,163	0	(3)
	05/2015		46	THB	1,500	0	0
CBK	04/2015	AUD	1,412		$1,097	21	0
	04/2015	CLP	267,106		420	0	(7)
	04/2015	HKD	8,435		1,088	0	0
	04/2015	JPY	9,150		77	1	0
	04/2015	MYR	9,549		2,597	25	0
	04/2015	PLN	144		39	1	0
	04/2015		$131	AUD	166	0	(4)
	04/2015		251	ZAR	2,972	0	(7)
	04/2015	ZAR	13,535		$1,130	19	0
	05/2015	EUR	100		114	6	0
	05/2015	IDR	2,555,190		198	5	0
	05/2015	MXN	2,127		140	1	0
	05/2015	THB	4,480		136	0	(1)
	05/2015		$117	MXN	1,746	0	(2)
	06/2015	COP	515,323		$208	11	0
	07/2015	PLN	451		121	3	0
	08/2015		$241	NOK	1,825	0	(15)
DUB	04/2015	TRY	1,241		$472	0	(2)
	04/2015		$329	HKD	2,554	0	0
	04/2015		1,127	ZAR	13,270	0	(38)
	04/2015	ZAR	7,560		$626	7	(1)
	05/2015		$174	NOK	1,340	0	(8)
	05/2015		772	THB	25,340	6	0
	07/2015	BRL	2,876		$1,060	183	0
	07/2015		$1,042	BRL	2,876	0	(165)
FBF	04/2015	HKD	1,857		$239	0	(1)
	04/2015	JPY	378,771		3,195	37	0
	04/2015		$318	HKD	2,466	1	0
	05/2015		4,569	KRW	5,036,631	0	(36)
	05/2015		130	MXN	1,969	0	(1)
GLM	04/2015	JPY	20,968		$174	0	(1)
	04/2015	MYR	530		148	5	0
	04/2015	TRY	157		61	1	0
	04/2015		$274	INR	17,132	1	0
	04/2015		560	PLN	2,079	0	(12)
	04/2015	ZAR	7,093		$613	31	0
	05/2015	EUR	1,729		1,976	115	0
	05/2015	INR	17,132		272	0	(1)
	05/2015	MXN	6,930		460	7	0
	05/2015		$318	EUR	279	0	(18)
	05/2015		153	KRW	168,982	0	(1)
	05/2015		152	MXN	2,270	0	(3)
	06/2015	INR	100,311		$1,586	0	(3)
	08/2015	NOK	7,540		999	66	0
HUS	04/2015	INR	2,335		37	0	0
	04/2015	TRY	294		112	0	0
	04/2015		$3,078	HKD	23,873	1	0
	04/2015		364	ZAR	4,244	0	(16)
	05/2015	MXN	3,152		$208	1	0
	05/2015	TWD	15,784		500	0	(6)
	05/2015		$372	MXN	5,609	0	(5)
	07/2015		176	PLN	653	0	(4)
JPM	04/2015	IDR	4,608,406		$355	4	0
	04/2015	ILS	723		183	1	0
	04/2015	INR	95,967		1,507	0	(33)
	04/2015	MXN	19,411		1,319	48	0
	04/2015		$1,598	CLP	992,180	0	(11)
	04/2015		249	CZK	5,968	0	(16)
	04/2015		205	HKD	1,590	0	0
	04/2015		252	INR	15,703	0	0
	04/2015		264	JPY	31,500	0	(1)
	04/2015		307	ZAR	3,546	0	(16)
	04/2015	ZAR	1,557		$132	5	0
	05/2015	KRW	2,237,143		1,981	0	(33)
	05/2015		$185	MXN	2,766	0	(4)
	05/2015		321	THB	10,547	2	0
	07/2015		768	PLN	2,882	0	(10)
MSB	04/2015	HKD	14,754		$1,902	0	(1)
	04/2015		$183	ILS	722	0	(2)
	04/2015		250	INR	15,665	1	0
	04/2015	ZAR	5,648		$470	7	0
	05/2015	MXN	5,866		394	10	0
	05/2015	THB	8,555		259	0	(3)
RBC	05/2015	MXN	794		51	0	(1)
SCX	05/2015	IDR	6,379,323		481	0	(1)
	05/2015		$369	IDR	4,789,494	0	(8)
SOG	05/2015		1,136	KRW	1,256,643	0	(5)
	07/2015	PLN	622		$166	2	0
UAG	04/2015		$694	IDR	8,902,035	0	(16)
	04/2015		490	INR	30,731	3	0
	05/2015		88	EUR	77	0	(5)
	05/2015		731	IDR	9,306,104	0	(30)
	05/2015		334	KRW	371,455	0	0
	05/2015		246	MXN	3,689	0	(4)
	06/2015	INR	30,731		$483	0	(3)
	08/2015		$509	NOK	3,880	0	(29)

Total Forward Foreign Currency Contracts						$780	$(967)

Swap Agreements:

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	KOSPI 200 Index	7,000,000	3-Month USD-LIBOR plus a specified spread	06/12/2015	KRW	1,787,437	$13	$13	$0
GST	Receive	STOXX Europe 600 Oil & Gas Index	1,884	1-Month USD-LIBOR plus a specified spread	11/23/2015	EUR	558	20	20	0

								$33	$33	$0

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Alrosa AO	299,623	1-Month USD-LIBOR plus a specified spread	05/12/2015	$382	$(11)	$0	$(11)
MYI	Receive	MSCI Daily TR Net Emerging Markets South Africa	1,343	3-Month USD-LIBOR less a specified spread	02/11/2016	706	41	41	0
SOG	Receive	Kweichow Moutai Co. Ltd.	21,955	1-Month USD-LIBOR plus a specified spread	07/30/2015	506	175	175	0
	Receive	Qingdao Haier Co., Ltd.	104,425	1-Month USD-LIBOR plus a specified spread	11/30/2015	280	153	153	0
	Receive	Fuyao Group Glass Industry Co., Ltd.	189,000	1-Month USD-LIBOR plus a specified spread	12/29/2015	614	285	285	0

							$643	$654	$(11)

Total Swap Agreements							$676	$687	$(11)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(f)	Securities with an aggregate market value of $331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$743	$0	$743
Brazil
Consumer Staples	902	0	0	902
Financials	2,146	0	0	2,146
Industrials	608	0	0	608
Cambodia
Consumer Discretionary	0	525	0	525
China
Consumer Discretionary	0	758	0	758
Consumer Staples	0	572	0	572
Energy	0	1,610	0	1,610
Financials	0	5,445	0	5,445
Health Care	0	695	0	695
Information Technology	1,753	1,980	0	3,733
France
Energy	0	966	0	966
Greece
Financials	0	142	0	142
Hong Kong
Financials	0	2,940	0	2,940
Information Technology	0	0	399	399
Telecommunication Services	883	1,749	0	2,632
India
Consumer Discretionary	0	2,209	0	2,209
Consumer Staples	0	552	0	552
Financials	0	3,157	0	3,157
Health Care	0	1,185	0	1,185
Information Technology	0	879	0	879
Indonesia
Consumer Discretionary	0	1,335	0	1,335
Financials	0	379	0	379
Israel
Information Technology	1,597	0	0	1,597
Japan
Industrials	0	1,693	0	1,693
Information Technology	0	811	0	811
Mexico
Financials	1,495	0	0	1,495
Peru
Financials	1,374	0	0	1,374
Materials	839	0	0	839
Philippines
Financials	0	444	0	444
Russia
Consumer Staples	686	0	0	686
Materials	393	0	0	393
Telecommunication Services	819	0	0	819
South Africa
Consumer Discretionary	0	1,630	0	1,630
Financials	0	1,066	0	1,066
Industrials	0	690	0	690
South Korea
Consumer Discretionary	0	1,122	0	1,122
Consumer Staples	0	1,003	0	1,003
Information Technology	0	3,046	0	3,046
Materials	0	745	0	745
Telecommunication Services	0	868	0	868
Taiwan
Information Technology	2,780	4,341	0	7,121
Thailand
Financials	0	981	0	981
Turkey
Financials	0	610	0	610
United States
Consumer Discretionary	0	613	0	613
Materials	796	0	0	796
Warrants
United States
Consumer Discretionary	873	0	0	873
Short-Term Instruments
Repurchase Agreements	0	1,501	0	1,501
U.S. Treasury Bills	0	331	0	331
	$17,944	$49,316	$399	$67,659

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,813	$0	$0	$8,813

Total Investments	$26,757	$49,316	$399	$76,472

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	0	0	2
Over the counter	0	1,467	0	1,467
	$2	$1,467	$0	$1,469

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	0	0	(9)
Over the counter	0	(978)	0	(978)

	$(9)	$(978)	$0	$(987)

Totals	$26,750	$49,805	$399	$76,954

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Multi-Asset Fund

March 31, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		$134

Total Short-Term Instruments (Cost $134)		134

Total Investments in Securities (Cost $134)		134

	SHARES
INVESTMENTS IN AFFILIATES 98.5%
MUTUAL FUNDS (a) 98.3%
PIMCO Emerging Local Bond Fund	443,898	3,516
PIMCO Emerging Markets Bond Fund	180,112	1,842
PIMCO Emerging Markets Corporate Bond Fund	110,893	1,167
PIMCO EqS® Emerging Markets Fund	870,851	7,559

Total Mutual Funds (Cost $15,523)		14,084

SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio	1,245	13
PIMCO Short-Term Floating NAV Portfolio III	1,047	10

Total Short-Term Instruments (Cost $23)		23

Total Investments in Affiliates (Cost $15,546)		14,107

Total Investments 99.4% (Cost $15,680)		$14,241
Financial Derivative Instruments (c)(d) 0.4% (Cost or Premiums, net $(5))		55
Other Assets and Liabilities, net 0.2%		33

Net Assets 100.0%		$14,329

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$134	Freddie Mac 2.080% due 10/17/2022	$(138)	$134	$134

Total Repurchase Agreements						$(138)	$134	$134

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2015	1	$(1)	$0	$(1)
Mini MSCI Emerging Markets Index June Futures	Long	06/2015	1	(0)	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	4	(1)	1	0

Total Futures Contracts				$(2)	$1	$(1)

Cash of $21 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	AUD	28		$21	$0	$0
	04/2015	ILS	287		71	0	(1)
	04/2015	RUB	10,728		158	0	(26)
BPS	04/2015	BRL	185		58	0	0
	04/2015	PEN	683		221	0	0
	04/2015		$59	BRL	185	0	(1)
	04/2015		223	PEN	683	0	(2)
	06/2015	COP	36,844		$16	2	0
	09/2015	PEN	683		218	3	0
	09/2015		$107	PEN	340	0	0
BRC	04/2015	CNY	812		$132	0	0
	04/2015	MYR	967		264	4	0
	04/2015		$27	INR	1,696	0	0
	04/2015		124	TRY	325	0	0
	04/2015	ZAR	1,358		$116	5	0
CBK	04/2015	CLP	38,048		61	0	0
	04/2015	JPY	9,100		75	0	(1)
	04/2015	SGD	54		39	0	0
	04/2015		$81	CZK	2,035	0	(2)
	04/2015		314	HKD	2,437	0	0
	04/2015		104	RUB	5,951	0	(2)
	04/2015		65	ZAR	792	0	0
	05/2015	RUB	5,951		$103	2	0
	05/2015		$60	EUR	53	0	(3)
	05/2015		142	TWD	4,480	1	0
DUB	04/2015	PLN	786		$213	6	0
	07/2015	BRL	722		266	46	0
FBF	05/2015	KRW	620,445		563	4	0
	05/2015		$321	KRW	355,668	0	(1)
GLM	04/2015	BRL	185		$58	0	0
	04/2015		$58	BRL	185	0	0
	04/2015		65	CLP	40,959	1	0
	04/2015		192	CZK	4,696	0	(9)
	04/2015		257	HUF	69,516	0	(8)
	04/2015		132	ILS	520	0	(1)
	04/2015		123	MYR	453	0	(1)
	05/2015	KRW	136,044		$123	1	0
	05/2015	MXN	2,182		146	3	0
	05/2015		$57	BRL	185	0	0
	05/2015		61	PHP	2,706	0	(1)
	06/2015	ILS	520		$132	1	0
	06/2015	INR	3,708		59	0	0
HUS	04/2015	HKD	6,224		803	0	0
	04/2015		$133	MYR	491	0	(1)
	05/2015		65	TWD	2,048	1	0
JPM	04/2015	BRL	508		$158	0	(1)
	04/2015	CZK	11,327		473	32	0
	04/2015	HUF	115,943		417	2	0
	04/2015	ILS	233		59	0	0
	04/2015	PEN	1,694		567	21	0
	04/2015		$175	BRL	508	0	(16)
	04/2015		502	CNY	3,107	3	0
	04/2015		1	IDR	13,235	0	0
	04/2015		48	INR	3,029	1	0
	04/2015		56	JPY	6,700	0	0
	04/2015		406	MXN	5,971	0	(16)
	04/2015		547	PEN	1,694	0	0
	04/2015		78	RUB	4,778	4	0
	05/2015	THB	2,647		$80	0	(1)
	05/2015		$157	BRL	508	1	0
	05/2015		278	KRW	305,524	0	(3)
	07/2015		252	PLN	948	0	(3)
RBC	04/2015		236	HKD	1,830	0	0
SCX	04/2015	CNY	5,113		$824	0	(8)
SOG	04/2015	PEN	1,011		326	0	0
	04/2015		$326	PEN	1,011	0	0
	05/2015	TWD	5,334		$169	0	(2)
UAG	04/2015	INR	4,724		75	0	0
	04/2015		$52	IDR	666,040	0	(1)
	05/2015		55		696,272	0	(2)
	06/2015		74	INR	4,724	1	0

Total Forward Foreign Currency Contracts						$145	$(113)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	0	$14	$23

Total Purchased Options						$14	$23

Written Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	0	$(14)	$(9)

Total Written Options						$(14)	$(9)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Russia Government International Bond	1.000%	09/20/2015	3.577%	$600	$0	$(7)	$0	$(7)
RYL	China Government International Bond	1.000%	12/20/2016	0.331%	100	(5)	6	1	0

						$(5)	$(1)	$1	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	MSCI Emerging Markets Asia Index	1,291	1-Month USD-LIBOR plus a specified spread	02/23/2016	$566		$15	$15	$0

Total Swap Agreements							$(5)	$14	$16	$(7)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$134	$0	$134
	$0	$134	$0	$134
Investments in Affiliates, at Value
Mutual Funds
United States	$14,084	$0	$0	$14,084
Short-Term Instruments
Central Funds Used for Cash Management Purposes	23	0	0	23

	$14,107	$0	$0	$14,107

Total Investments	$14,107	$134	$0	$14,241

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$0	$0	$1
Over the counter	0	184	0	184
	$1	$184	$0	$185

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1)	$0	$0	$(1)
Over the counter	0	(129)	0	(129)

	$(1)	$(129)	$0	$(130)

Totals	$14,107	$189	$0	$14,296

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Dividend Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4%
COMMON STOCKS 93.2%
AUSTRALIA 1.1%
INDUSTRIALS 1.1%
Spotless Group Holdings Ltd.	841,933	$1,452

Total Australia		1,452

BERMUDA 1.8%
ENERGY 1.8%
Golar LNG Partners LP	84,900	2,283

Total Bermuda		2,283

BRAZIL 2.6%
INDUSTRIALS 0.8%
Arteris S.A.	433,300	1,018

UTILITIES 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	209,211	1,134
Light S.A.	265,200	1,197

		2,331

Total Brazil		3,349

CHINA 0.8%
CONSUMER STAPLES 0.8%
Want Want China Holdings Ltd.	1,025,000	1,087

Total China		1,087

CYPRUS 0.5%
ENERGY 0.5%
ProSafe SE	216,111	593

Total Cyprus		593

FRANCE 8.2%
CONSUMER STAPLES 2.6%
Carrefour S.A.	99,841	3,335

ENERGY 1.8%
Total S.A.	45,703	2,272

UTILITIES 3.8%
Electricite de France S.A.	95,117	2,281
Suez Environnement Co.	149,263	2,570

		4,851

Total France		10,458

GERMANY 1.9%
UTILITIES 1.9%
E.ON SE	166,783	2,480

Total Germany		2,480

GREECE 0.5%
CONSUMER DISCRETIONARY 0.5%
OPAP S.A.	64,103	598

Total Greece		598

HONG KONG 4.8%
CONSUMER DISCRETIONARY 1.9%
Li & Fung Ltd.	2,468,000	2,410

INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	1,072,000	685

TELECOMMUNICATION SERVICES 2.4%
China Mobile Ltd.	234,000	3,044

Total Hong Kong		6,139

ITALY 4.3%
FINANCIALS 3.3%
Intesa Sanpaolo SpA	1,221,084	4,144

INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	112,282	1,307

Total Italy		5,451

JAPAN 4.4%
CONSUMER DISCRETIONARY 2.1%
Bridgestone Corp.	65,800	2,635

TELECOMMUNICATION SERVICES 2.3%
Nippon Telegraph & Telephone Corp.	47,400	2,926

Total Japan		5,561

LUXEMBOURG 0.7%
INDUSTRIALS 0.7%
Regus PLC	272,459	881

Total Luxembourg		881

NETHERLANDS 3.6%
FINANCIALS 3.6%
Aegon NV	336,625	2,658
NN Group NV (a)	66,661	1,890

		4,548

Total Netherlands		4,548

SINGAPORE 1.1%
INDUSTRIALS 1.1%
Singapore Airlines Ltd.	156,000	1,358

Total Singapore		1,358

SPAIN 1.5%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	101,496	1,893

Total Spain		1,893

SWEDEN 1.2%
TELECOMMUNICATION SERVICES 1.2%
TeliaSonera AB	236,037	1,500

Total Sweden		1,500

SWITZERLAND 4.7%
FINANCIALS 2.4%
Zurich Financial Services AG	9,335	3,155

HEALTH CARE 2.3%
Roche Holding AG	10,590	2,910

Total Switzerland		6,065

TAIWAN 1.2%
INFORMATION TECHNOLOGY 1.2%
Radiant Opto-Electronics Corp.	515,360	1,600

Total Taiwan		1,600

TURKEY 1.1%
INDUSTRIALS 1.1%
TAV Havalimanlari Holding A/S	162,103	1,354

Total Turkey		1,354

UNITED KINGDOM 10.4%
CONSUMER DISCRETIONARY 1.1%
ITV PLC	377,701	1,414

CONSUMER STAPLES 2.2%
Imperial Tobacco Group PLC	64,883	2,846

FINANCIALS 4.3%
ICAP PLC	239,392	1,867
Lloyds Banking Group PLC (a)	3,136,824	3,636

		5,503

TELECOMMUNICATION SERVICES 2.8%
Vodafone Group PLC	1,083,279	3,545

Total United Kingdom		13,308

UNITED STATES 36.8%
CONSUMER DISCRETIONARY 4.8%
General Motors Co.	51,687	1,939
Kohl’s Corp.	29,254	2,289
Target Corp.	23,153	1,900

		6,128

ENERGY 1.0%
Targa Resources Corp.	13,815	1,323

FINANCIALS 8.5%
Blackstone Group LP	52,597	2,046
JPMorgan Chase & Co.	51,852	3,141
Navient Corp.	123,121	2,503
Prudential Financial, Inc.	39,813	3,197

		10,887

HEALTH CARE 3.2%
AbbVie, Inc.	26,620	1,558
Pfizer, Inc.	73,598	2,561

		4,119

INDUSTRIALS 1.0%
Timken Co.	30,856	1,300

INFORMATION TECHNOLOGY 7.8%
Cisco Systems, Inc.	87,662	2,413
QUALCOMM, Inc.	41,988	2,912
Symantec Corp.	101,319	2,367
Western Digital Corp.	24,221	2,204

		9,896

MATERIALS 5.1%
International Paper Co.	39,588	2,197
Steel Dynamics, Inc.	133,692	2,687
Tronox Ltd. ‘A’	78,666	1,599

		6,483

UTILITIES 5.4%
ONE Gas, Inc.	63,283	2,736
PG&E Corp.	78,857	4,185

		6,921

Total United States		47,057

Total Common Stocks (Cost $113,392)		119,015

REAL ESTATE INVESTMENT TRUSTS 3.9%
UNITED STATES 3.9%
FINANCIALS 3.9%
Colony Financial, Inc.	155,989	4,043
Ryman Hospitality Properties, Inc.	15,841	965

		5,008

Total Real Estate Investment Trusts (Cost $4,006)		5,008

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		430

Total Short-Term Instruments (Cost $430)		430

Total Investments in Securities (Cost $117,828)		124,453

INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	153,348	1,521

Total Short-Term Instruments (Cost $1,521)		1,521

Total Investments in Affiliates (Cost $1,521)		1,521

Total Investments 98.6% (Cost $119,349)		$125,974
Financial Derivative Instruments (c) 0.5% (Cost or Premiums, net $0)		633
Other Assets and Liabilities, net 0.9%		1,099

Net Assets 100.0%		$127,706

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$430	Freddie Mac 2.080% due 10/17/2022	$(439)	$430	$430

Total Repurchase Agreements						$(439)	$430	$430

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015		$2,963	JPY	354,128	$0	$(10)
	05/2015	JPY	354,128		$2,964	10	0
CBK	04/2015	EUR	2,724		3,053	124	0
	04/2015		$94	SGD	126	0	(3)
DUB	04/2015	JPY	354,128		$2,964	11	0
HUS	04/2015		$75	HKD	582	0	0
MSB	04/2015	EUR	9,370		$10,576	501	0
UAG	04/2015		$2,993	EUR	2,724	0	(64)
	05/2015	EUR	2,724		$2,994	64	0

Total Forward Foreign Currency Contracts						$710	$(77)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$1,452	$0	$1,452
Bermuda
Energy	2,283	0	0	2,283
Brazil
Industrials	1,018	0	0	1,018
Utilities	2,331	0	0	2,331
China
Consumer Staples	0	1,087	0	1,087
Cyprus
Energy	0	593	0	593
France
Consumer Staples	0	3,335	0	3,335
Energy	0	2,272	0	2,272
Utilities	0	4,851	0	4,851
Germany
Utilities	0	2,480	0	2,480
Greece
Consumer Discretionary	0	598	0	598
Hong Kong
Consumer Discretionary	2,410	0	0	2,410
Industrials	0	685	0	685
Telecommunication Services	0	3,044	0	3,044
Italy
Financials	0	4,144	0	4,144
Industrials	0	1,307	0	1,307
Japan
Consumer Discretionary	0	2,635	0	2,635
Telecommunication Services	0	2,926	0	2,926
Luxembourg
Industrials	0	881	0	881
Netherlands
Financials	0	4,548	0	4,548
Singapore
Industrials	0	1,358	0	1,358
Spain
Consumer Staples	0	1,893	0	1,893
Sweden
Telecommunication Services	0	1,500	0	1,500
Switzerland
Financials	0	3,155	0	3,155
Health Care	0	2,910	0	2,910
Taiwan
Information Technology	0	1,600	0	1,600
Turkey
Industrials	0	1,354	0	1,354
United Kingdom
Consumer Discretionary	0	1,414	0	1,414
Consumer Staples	0	2,846	0	2,846
Financials	0	5,503	0	5,503
Telecommunication Services	0	3,545	0	3,545
United States
Consumer Discretionary	6,128	0	0	6,128
Energy	1,323	0	0	1,323
Financials	10,887	0	0	10,887
Health Care	4,119	0	0	4,119
Industrials	1,300	0	0	1,300
Information Technology	9,896	0	0	9,896
Materials	6,483	0	0	6,483
Utilities	6,921	0	0	6,921
Real Estate Investment Trusts
United States
Financials	5,008	0	0	5,008
Short-Term Instruments
Repurchase Agreements	0	430	0	430
	$60,107	$64,346	$0	$124,453

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,521	$0	$0	$1,521

Total Investments	$61,628	$64,346	$0	$125,974

Financial Derivative Instruments - Assets
Over the counter	$0	$710	$0	$710

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(77)	$0	$(77)

Totals	$61,628	$64,979	$0	$126,607

There were assets and liabilities valued at $3,496 transferred from Level 1 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2015. There were no significant transfers between Levels 2 and 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO International Dividend Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9%
COMMON STOCKS 94.9%
AUSTRALIA 6.0%
CONSUMER STAPLES 1.0%
Coca-Cola Amatil Ltd.	5,325	$43

INDUSTRIALS 2.7%
Spotless Group Holdings Ltd.	70,568	122

MATERIALS 2.3%
Iluka Resources Ltd.	15,681	101

Total Australia		266

BERMUDA 2.4%
ENERGY 2.4%
Golar LNG Partners LP	3,906	105

Total Bermuda		105

BRAZIL 3.8%
INDUSTRIALS 1.4%
Arteris S.A.	27,000	64

UTILITIES 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	8,252	45
Light S.A.	13,600	61

		106

Total Brazil		170

CHINA 3.6%
CONSUMER DISCRETIONARY 1.8%
Great Wall Motor Co. Ltd. ‘H’	11,500	81

CONSUMER STAPLES 1.8%
Want Want China Holdings Ltd.	73,000	78

Total China		159

CYPRUS 0.4%
ENERGY 0.4%
ProSafe SE	6,968	19

Total Cyprus		19

FRANCE 9.4%
CONSUMER STAPLES 1.5%
Carrefour S.A.	1,995	66

ENERGY 1.7%
Total S.A.	1,547	77

UTILITIES 6.2%
Electricite de France S.A.	5,399	130

Suez Environnement Co.	8,326	143

		273

Total France		416

GERMANY 3.0%
CONSUMER DISCRETIONARY 1.0%
ProSiebenSat.1 Media AG	936	46

UTILITIES 2.0%
E.ON SE	5,847	87

Total Germany		133

GREECE 0.5%
CONSUMER DISCRETIONARY 0.5%
OPAP S.A.	2,108	20

Total Greece		20

HONG KONG 6.7%
CONSUMER DISCRETIONARY 2.9%
Li & Fung Ltd.	134,000	131

INDUSTRIALS 0.9%
Yuexiu Transport Infrastructure Ltd.	62,000	39

TELECOMMUNICATION SERVICES 2.9%
China Mobile Ltd.	5,000	65
PCCW Ltd.	103,000	63

		128

Total Hong Kong		298

ISRAEL 2.1%
HEALTH CARE 2.1%
Teva Pharmaceutical Industries Ltd. SP - ADR	1,502	94

Total Israel		94

ITALY 5.1%
FINANCIALS 3.5%
Intesa Sanpaolo SpA	45,373	154

INDUSTRIALS 1.6%
Societa Iniziative Autostradali e Servizi SpA	6,075	71

Total Italy		225

JAPAN 6.6%
CONSUMER DISCRETIONARY 2.1%
Bridgestone Corp.	2,300	92

CONSUMER STAPLES 2.0%
Lawson, Inc.	1,300	90

TELECOMMUNICATION SERVICES 2.5%
Nippon Telegraph & Telephone Corp.	1,800	111

Total Japan		293

LUXEMBOURG 1.5%
INDUSTRIALS 1.5%
Regus PLC	19,914	64

Total Luxembourg		64

NETHERLANDS 5.5%
FINANCIALS 5.5%
Aegon NV	8,581	68
Euronext NV (a)	2,597	109
NN Group NV (a)	2,393	68

		245

Total Netherlands		245

SINGAPORE 1.5%
INDUSTRIALS 1.5%
Singapore Airlines Ltd.	7,400	64

Total Singapore		64

SOUTH AFRICA 1.8%
TELECOMMUNICATION SERVICES 1.8%
MTN Group Ltd.	4,757	80

Total South Africa		80

SPAIN 1.5%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	3,662	68

Total Spain		68

SWITZERLAND 2.0%
HEALTH CARE 2.0%
Roche Holding AG	320	88

Total Switzerland		88

TAIWAN 2.4%
INFORMATION TECHNOLOGY 2.4%
Radiant Opto-Electronics Corp.	34,000	106

Total Taiwan		106

THAILAND 0.9%
TELECOMMUNICATION SERVICES 0.9%
Total Access Communication PCL - NVDR	15,300	39

Total Thailand		39

TURKEY 1.7%
INDUSTRIALS 1.7%
TAV Havalimanlari Holding A/S	8,796	74

Total Turkey		74

UNITED KINGDOM 17.2%
CONSUMER DISCRETIONARY 1.1%
ITV PLC	12,424	46

CONSUMER STAPLES 3.7%
Imperial Tobacco Group PLC	3,733	164

FINANCIALS 8.5%
HSBC Holdings PLC	12,834	109
ICAP PLC	11,903	93
Lloyds Banking Group PLC (a)	150,743	175

		377

TELECOMMUNICATION SERVICES 3.9%
Vodafone Group PLC	53,192	174

Total United Kingdom		761

UNITED STATES 9.3%
HEALTH CARE 3.5%
AbbVie, Inc.	1,097	64
Pfizer, Inc.	2,533	88

		152

INDUSTRIALS 2.4%
Nielsen NV	2,425	108

INFORMATION TECHNOLOGY 3.4%
Cisco Systems, Inc.	2,241	62
QUALCOMM, Inc.	1,272	88

		150

Total United States		410

Total Common Stocks (Cost $4,112)		4,197

Total Investments in Securities (Cost $4,112)		4,197

INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	3,021	30

Total Short-Term Instruments (Cost $30)		30

Total Investments in Affiliates (Cost $30)		30

Total Investments 95.6% (Cost $4,142)		$4,227
Financial Derivative Instruments (b) 0.2% (Cost or Premiums, net $0)		8
Other Assets and Liabilities, net 4.2%		185

Net Assets 100.0%		$4,420

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
GLM	05/2015	EUR	176	$197	$8	$0

Total Forward Foreign Currency Contracts					$8	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Staples	$0	$43	$0	$43
Industrials	0	122	0	122
Materials	0	101	0	101
Bermuda
Energy	105	0	0	105
Brazil
Industrials	64	0	0	64
Utilities	106	0	0	106
China
Consumer Discretionary	0	81	0	81
Consumer Staples	0	78	0	78
Cyprus
Energy	0	19	0	19
France
Consumer Staples	0	66	0	66
Energy	0	77	0	77
Utilities	0	273	0	273
Germany
Consumer Discretionary	0	46	0	46
Utilities	0	87	0	87
Greece
Consumer Discretionary	0	20	0	20
Hong Kong
Consumer Discretionary	131	0	0	131
Industrials	0	39	0	39
Telecommunication Services	0	128	0	128
Israel
Health Care	94	0	0	94
Italy
Financials	0	154	0	154
Industrials	0	71	0	71
Japan
Consumer Discretionary	0	92	0	92
Consumer Staples	0	90	0	90
Telecommunication Services	0	111	0	111
Luxembourg
Industrials	0	64	0	64
Netherlands
Financials	0	245	0	245
Singapore
Industrials	0	64	0	64
South Africa
Telecommunication Services	0	80	0	80
Spain
Consumer Staples	0	68	0	68
Switzerland
Health Care	0	88	0	88
Taiwan
Information Technology	0	106	0	106
Thailand
Telecommunication Services	0	39	0	39
Turkey
Industrials	0	74	0	74
United Kingdom
Consumer Discretionary	0	46	0	46
Consumer Staples	0	164	0	164
Financials	0	377	0	377
Telecommunication Services	0	174	0	174
United States
Health Care	152	0	0	152
Industrials	108	0	0	108
Information Technology	150	0	0	150
	$910	$3,287	$0	$4,197

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30	$0	$0	$30

Total Investments	$940	$3,287	$0	$4,227

Financial Derivative Instruments - Assets

Over the counter	$0	$8	$0	$8

Totals	$940	$3,295	$0	$4,235

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.8%
COMMON STOCKS 81.6%
BERMUDA 0.1%
FINANCIALS 0.1%
Essent Group Ltd. (a)	37,000	$885

Total Bermuda		885

UNITED STATES 81.5%
CONSUMER DISCRETIONARY 26.3%
Advance Auto Parts, Inc.	100,000	14,969
Comcast Corp. ‘A’ (e)	700,000	39,529
Deckers Outdoor Corp. (a)	260,000	18,946
Dollar General Corp. (a)	450,000	33,921
Foot Locker, Inc.	140,000	8,820
GNC Holdings, Inc. ‘A’	200,000	9,814
Live Nation Entertainment, Inc. (a)	900,000	22,707
NIKE, Inc. ‘B’	200,000	20,066
Nordstrom, Inc.	50,000	4,016
Panera Bread Co. ‘A’ (a)	134,100	21,455
PVH Corp.	185,000	19,714
Time Warner, Inc. (e)	400,000	33,776

		247,733

ENERGY 2.6%
Anadarko Petroleum Corp.	50,000	4,141
Devon Energy Corp.	330,000	19,902

		24,043

FINANCIALS 5.5%
Bank of New York Mellon Corp.	860,000	34,607
Blackstone Group LP	270,000	10,500
Citigroup, Inc.	100,000	5,152
Radian Group, Inc.	70,000	1,175

		51,434

HEALTH CARE 14.8%
Air Methods Corp. (a)	50,000	2,329
Cardinal Health, Inc.	440,000	39,719
Community Health Systems, Inc. (a)	736,000	38,478
DaVita HealthCare Partners, Inc. (a)(e)	326,000	26,497
HealthSouth Corp.	728,379	32,311

		139,334

INDUSTRIALS 13.4%
KAR Auction Services, Inc.	1,690,000	64,102
Nielsen NV	500,000	22,285
Spirit Airlines, Inc. (a)	260,000	20,113
United Rentals, Inc. (a)	220,000	20,055

		126,555

INFORMATION TECHNOLOGY 13.6%
CoreLogic, Inc. (a)	700,000	24,689
DST Systems, Inc. (e)	560,000	61,998
Keysight Technologies, Inc. (a)	1,100,000	40,865

		127,552

MATERIALS 3.9%
Berry Plastics Group, Inc. (a)	280,000	10,133
Sealed Air Corp.	500,000	22,780
Sherwin-Williams Co.	15,000	4,268

		37,181

TELECOMMUNICATION SERVICES 1.4%
T-Mobile US, Inc. (a)	420,000	13,310

Total United States		767,142

Total Common Stocks (Cost $697,877)		768,027

REAL ESTATE INVESTMENT TRUSTS 4.1%
UNITED STATES 4.1%
FINANCIALS 4.1%
Select Income	1,550,000	38,734

Total Real Estate Investment Trusts (Cost $38,261)		38,734

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		499

Total Short-Term Instruments (Cost $499)		499

Total Investments in Securities (Cost $736,637)		807,260

	SHARES
INVESTMENTS IN AFFILIATES 16.1%
SHORT-TERM INSTRUMENTS 16.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%
PIMCO Short-Term Floating NAV Portfolio III	15,306,139	151,791

Total Short-Term Instruments (Cost $151,775)		151,791

Total Investments in Affiliates (Cost $151,775)		151,791

Total Investments 101.9% (Cost $888,412)		$959,051
Securities Sold Short (c) (11.9%) (Proceeds $115,209)		(111,680)
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $1,182)		466
Other Assets and Liabilities, net 10.0%		93,291

Net Assets 100.0%		$941,128

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$499	Freddie Mac 2.080% due 10/17/2022	$(513)	$499	$499

Total Repurchase Agreements						$(513)	$499	$499

(1)	Includes accrued interest.

(c)	Securities Sold Short:

Counterparty	Description	Shares	Proceeds	Payble for Short Sales (1)
	Common Stocks
	Italy
	Energy
JPS	Saipem SpA	300,000	$(2763)	$(3051)
BRC	Saipem SpA	400,000	(4096)	(4069)
GSC	Saipem SpA	600,000	(5,362)	(6,103)
MSC	Saipem SpA	300,000	(2,914)	(3,051)
	Norway
	Energy
JPS	Ship Finance International Ltd.	145,000	(2,097)	(2,146)
SAL	Ship Finance International Ltd.	17,662	(255)	(261)
WMS	Ship Finance International Ltd.	63,700	(920)	(943)
	Switzerland
	Energy
GSC	Transocean Ltd.	100,000	(1,427)	(1,467)
JPS	Transocean Ltd.	250,000	(3,560)	(3,667)
MSC	Transocean Ltd.	100,000	(1,448)	(1,467)
UBS	Transocean Ltd.	260,000	(3,766)	(3,815)
	United Kingdom
	Industrials
JPS	CNH Industrial NV	100,000	(813)	(816)
MJR	CNH Industrial NV	105,000	(843)	(857)
	United States
	Consumer Discretionary
SNF	Meritage Homes Corp.	24,500	(1,036)	(1,192)
	Energy
DEU	CARBO Ceramics, Inc.	47,000	(1,624)	(1,434)
GSC	CARBO Ceramics, Inc.	22,041	(769)	(673)
JPS	CARBO Ceramics, Inc.	200,959	(8,533)	(6,130)
	RigNet, Inc.	16,633	(581)	(476)
SNF	CARBO Ceramics, Inc.	15,000	(694)	(458)
	RigNet, Inc.	21,660	(758)	(619)
	Financials
JEF	Cullen/Frost Bankers, Inc.	35,000	(2,403)	(2,418)
RDR	Cullen/Frost Bankers, Inc.	25,600	(1,763)	(1,768)
SNI	Texas Capital Bancshares, Inc.	100,000	(4,862)	(4,865)
	Industrials
BPS	Emerson Electric Co.	100,000	(5,621)	(5,662)
FOB	Deere & Co.	5,000	(453)	(441)
	Titan International, Inc.	200,000	(1,904)	(1,873)
GSC	Caterpillar, Inc.	45,000	(3,733)	(3,601)
	Deere & Co.	45,000	(4,064)	(3,970)
JEF	Caterpillar, Inc.	70,000	(5,497)	(5,602)
	Titan International, Inc.	50,000	(467)	(468)
JPS	Emerson Electric Co.	50,000	(2,811)	(2,831)
MJR	Deere & Co.	20,000	(1,757)	(1,765)
PER	Deere & Co.	55,000	(5,015)	(4,853)
UBS	Caterpillar, Inc.	35,000	(2,777)	(2,801)
	Deere & Co.	50,000	(4,395)	(4,412)
WMS	Deere & Co.	25,000	(2,260)	(2,206)
	Titan International, Inc.	135,000	(1,260)	(1,265)
	Materials
GSC	Cliffs Natural Resources, Inc.	446,308	(2,352)	(2,147)
JPS	Cliffs Natural Resources, Inc.	275,000	(1,773)	(1,323)
MJR	Cliffs Natural Resources, Inc.	250,000	(1,660)	(1,203)
SNF	Cliffs Natural Resources, Inc.	50,000	(330)	(240)
SNI	Cliffs Natural Resources, Inc.	268,792	(1,718)	(1,293)
UBS	Cliffs Natural Resources, Inc.	659,900	(3,265)	(3,174)
	Telecommunication Services
MJR	Verizon Communications, Inc.	100,000	(4,886)	(4,863)
	Real Estate Investment Trusts
	United States
	Financials
	Camden Property Trust	50,000	(3,924)	(3,941)

Total Short Sales			$(115,209)	$(111,680)

(1)	Payable for short sales includes $145 of dividends payable.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Community Health Systems, Inc.	$47.000	07/17/2015	7,360	$1,913	$1,325
Call - CBOE United States Oil fund LP	17,500	04/02/2015	300	60	24

Total Purchased Options				$1,973	$1,349

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Community Health Systems, Inc.	$60.000	07/17/2015	7,360	$(791)	$(883)

Total Written Options				$(791)	$(883)

(e)	Securities with an aggregate market value of $86,629 and cash of $103,306 have been pledged as collateral as of March 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$885	$0	$0	$885
United States
Consumer Discretionary	247,733	0	0	247,733
Energy	24,043	0	0	24,043
Financials	51,434	0	0	51,434
Health Care	139,334	0	0	139,334
Industrials	126,555	0	0	126,555
Information Technology	127,552	0	0	127,552
Materials	37,181	0	0	37,181
Telecommunication Services	13,310	0	0	13,310
Real Estate Investment Trusts
United States
Financials	38,734	0	0	38,734
Short-Term Instruments
Repurchase Agreements	0	499	0	499
	$806,761	$499	$0	$807,260

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$151,791	$0	$0	$151,791

Total Investments	$958,552	$499	$0	$959,051

Short Sales, at Value - Liabilities
Common Stocks
Italy
Energy	$0	$(16,274)	$0	$(16,274)
Norway
Energy	(3,350)	0	0	(3,350)
Switzerland
Energy	(10,416)	0	0	(10,416)
United Kingdom
Industrials	(1,673)	0	0	(1,673)
United States
Consumer Discretionary	(1,192)	0	0	(1,192)
Energy	(9,790)	0	0	(9,790)
Financials	(9,051)	0	0	(9,051)
Industrials	(41,750)	0	0	(41,750)
Materials	(9,380)	0	0	(9,380)
Telecommunication Services	(4,863)	0	0	(4,863)
Real Estate Investment Trusts
United States
Financials	(3,941)	0	0	(3,941)
	$(95,406)	$(16,274)	$0	$(111,680)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,349	0	1,349
	$0	$1,349	$0	$1,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(883)	$0	$(883)

Totals	$863,146	$(15,309)	$0	$847,837

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2020 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 39.8%
MUTUAL FUNDS 39.8%
Vanguard 500 Index Fund ‘Admiral’	2,398	$457
Vanguard Developed Markets Index Fund ‘Admiral’	17,934	229
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	6,711	227
Vanguard REIT Index Fund ‘Admiral’	1,318	158
Vanguard Small-Cap Index Fund ‘Admiral’	2,678	157

Total Mutual Funds (Cost $1,198)		1,228

Total Investments in Securities (Cost $1,198)		1,228

INVESTMENTS IN AFFILIATES 57.6%
MUTUAL FUNDS (a) 57.6%
PIMCO Emerging Local Bond Fund	9,479	75
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	21,276	234
PIMCO High Yield Fund	16,728	155
PIMCO Long Duration Total Return Fund	19,086	235
PIMCO Real Return Asset Fund	35,965	306
PIMCO Real Return Fund	27,754	307
PIMCO Total Return Fund	42,957	467

Total Mutual Funds (Cost $1,752)		1,779

Total Investments in Affiliates (Cost $1,752)		1,779

Total Investments 97.4% (Cost $2,950)		$3,007
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $2)		2
Other Assets and Liabilities, net 2.5%		79

Net Assets 100.0%		$3,088

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,650.000	01/15/2016	1	$5	$3

Total Purchased Options				$5	$3

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	1	$(3)	$(2)

Total Written Options				$(3)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	377	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$74	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$1,228	$0	$0	$1,228
	$1,228	$0	$0	$1,228

Investments in Affiliates, at Value
Mutual Funds	1,779	0	0	1,779

Total Investments	$3,007	$0	$0	$3,007

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	1	0	1
	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$3,007	$2	$0	$3,009

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2025 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.7%
MUTUAL FUNDS 49.7%
Vanguard 500 Index Fund ‘Admiral’	2,805	$535
Vanguard Developed Markets Index Fund ‘Admiral’	23,972	307
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	8,971	304
Vanguard REIT Index Fund ‘Admiral’	1,981	237
Vanguard Small-Cap Index Fund ‘Admiral’	2,685	157

Total Mutual Funds (Cost $1,500)		1,540

Total Investments in Securities (Cost $1,500)		1,540

INVESTMENTS IN AFFILIATES 47.5%
MUTUAL FUNDS (a) 47.5%
PIMCO Emerging Local Bond Fund	9,504	75
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	14,221	157
PIMCO High Yield Fund	25,156	232
PIMCO Long Duration Total Return Fund	19,135	235
PIMCO Real Return Asset Fund	36,060	307
PIMCO Real Return Fund	20,870	231
PIMCO Total Return Fund	21,534	234

Total Mutual Funds (Cost $1,452)		1,471

Total Investments in Affiliates (Cost $1,452)		1,471

Total Investments 97.2% (Cost $2,952)		$3,011
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $3)		3
Other Assets and Liabilities, net 2.7%		85

Net Assets 100.0%		$3,099

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$8	$4

Total Purchased Options				$8	$4

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	2	$(5)	$(2)

Total Written Options				$(5)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	377	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$74	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$1,540	$0	$0	$1,540
	$1,540	$0	$0	$1,540

Investments in Affiliates, at Value
Mutual Funds	1,471	0	0	1,471

Total Investments	$3,011	$0	$0	$3,011

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	1	0	1
	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$3,011	$3	$0	$3,014

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2030 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.8%
MUTUAL FUNDS 59.8%
Vanguard 500 Index Fund ‘Admiral’	3,212	$613
Vanguard Developed Markets Index Fund ‘Admiral’	30,024	384
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	11,235	381
Vanguard REIT Index Fund ‘Admiral’	2,647	316
Vanguard Small-Cap Index Fund ‘Admiral’	2,690	157

Total Mutual Funds (Cost $1,804)		1,851

Total Investments in Securities (Cost $1,804)		1,851

INVESTMENTS IN AFFILIATES 37.6%
MUTUAL FUNDS (a) 37.6%
PIMCO Emerging Local Bond Fund	19,045	151
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7,035	77
PIMCO High Yield Fund	25,310	234
PIMCO Long Duration Total Return Fund	19,173	236
PIMCO Real Return Asset Fund	36,131	308
PIMCO Real Return Fund	6,970	77
PIMCO Total Return Fund	7,106	77

Total Mutual Funds (Cost $1,150)		1,160

Total Investments in Affiliates (Cost $1,150)		1,160

Total Investments 97.4% (Cost $2,954)		$3,011
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $2)		2
Other Assets and Liabilities, net 2.5%		79

Net Assets 100.0%		$3,092

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$8	$4

Total Purchased Options				$8	$4

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	2	$(6)	$(3)

Total Written Options				$(6)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	376	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$74	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$1,851	$0	$0	$1,851
	$1,851	$0	$0	$1,851

Investments in Affiliates, at Value
Mutual Funds	1,160	0	0	1,160

Total Investments	$3,011	$0	$0	$3,011

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	1	0	1
	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Totals	$3,011	$2	$0	$3,013

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2035 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.9%
MUTUAL FUNDS 69.9%
Vanguard 500 Index Fund ‘Admiral’	3,622	$691
Vanguard Developed Markets Index Fund ‘Admiral’	36,121	462
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,517	458
Vanguard REIT Index Fund ‘Admiral’	2,654	317
Vanguard Small-Cap Index Fund ‘Admiral’	4,046	237

Total Mutual Funds (Cost $2,108)		2,165

Total Investments in Securities (Cost $2,108)		2,165

INVESTMENTS IN AFFILIATES 27.5%
MUTUAL FUNDS (a) 27.5%
PIMCO Emerging Local Bond Fund	19,094	151
PIMCO High Yield Fund	16,745	155
PIMCO Long Duration Total Return Fund	19,223	236
PIMCO Real Return Asset Fund	36,227	309

Total Mutual Funds (Cost $846)		851

Total Investments in Affiliates (Cost $846)		851

Total Investments 97.4% (Cost $2,954)		$3,016
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $2)		2
Other Assets and Liabilities, net 2.5%		77

Net Assets 100.0%		$3,095

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$8	$4

Total Purchased Options				$8	$4

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	2	$(6)	$(3)

Total Written Options				$(6)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	375	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$74	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$2,165	$0	$0	$2,165
	$2,165	$0	$0	$2,165

Investments in Affiliates, at Value
Mutual Funds	851	0	0	851

Total Investments	$3,016	$0	$0	$3,016

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	1	0	1
	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Totals	$3,016	$2	$0	$3,018

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2040 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.0%
MUTUAL FUNDS 75.0%
Vanguard 500 Index Fund ‘Admiral’	4,030	$769
Vanguard Developed Markets Index Fund ‘Admiral’	36,167	462
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,535	459
Vanguard REIT Index Fund ‘Admiral’	2,657	318
Vanguard Small-Cap Index Fund ‘Admiral’	5,401	316

Total Mutual Funds (Cost $2,262)		2,324

Total Investments in Securities (Cost $2,262)		2,324

INVESTMENTS IN AFFILIATES 22.5%
MUTUAL FUNDS (a) 22.5%
PIMCO Emerging Local Bond Fund	9,559	75
PIMCO High Yield Fund	16,745	155
PIMCO Long Duration Total Return Fund	19,248	237
PIMCO Real Return Asset Fund	27,207	232

Total Mutual Funds (Cost $692)		699

Total Investments in Affiliates (Cost $692)		699

Total Investments 97.5% (Cost $2,954)		$3,023
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $2)		2
Other Assets and Liabilities, net 2.4%		76

Net Assets 100.0%		$3,101

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	2	$7	$4

Total Purchased Options				$7	$4

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	2	$(5)	$(3)

Total Written Options				$(5)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	374	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$73	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$2,324	$0	$0	$2,324
	$2,324	$0	$0	$2,324

Investments in Affiliates, at Value
Mutual Funds	699	0	0	699

Total Investments	$3,023	$0	$0	$3,023

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	1	0	1
	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Totals	$3,023	$2	$0	$3,025

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2045 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0%
MUTUAL FUNDS 80.0%
Vanguard 500 Index Fund ‘Admiral’	4,036	$770
Vanguard Developed Markets Index Fund ‘Admiral’	42,262	540
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,816	536
Vanguard REIT Index Fund ‘Admiral’	2,661	318
Vanguard Small-Cap Index Fund ‘Admiral’	5,410	317

Total Mutual Funds (Cost $2,415)		2,481

Total Investments in Securities (Cost $2,415)		2,481

INVESTMENTS IN AFFILIATES 17.5%
MUTUAL FUNDS (a) 17.5%
PIMCO Emerging Local Bond Fund	9,574	76
PIMCO High Yield Fund	8,372	77
PIMCO Long Duration Total Return Fund	19,280	237
PIMCO Real Return Asset Fund	18,167	155

Total Mutual Funds (Cost $540)		545

Total Investments in Affiliates (Cost $540)		545

Total Investments 97.5% (Cost $2,955)		$3,026
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $3)		2
Other Assets and Liabilities, net 2.4%		75

Net Assets 100.0%		$3,103

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	3	$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	3	$(7)	$(4)

Total Written Options				$(7)	$(4)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	374	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$73	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$2,481	$0	$0	$2,481
	$2,481	$0	$0	$2,481

Investments in Affiliates, at Value
Mutual Funds	545	0	0	545

Total Investments	$3,026	$0	$0	$3,026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	1	0	1
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Totals	$3,026	$2	$0	$3,028

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2050 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.5%
MUTUAL FUNDS 82.5%
Vanguard 500 Index Fund ‘Admiral’	4,440	$847
Vanguard Developed Markets Index Fund ‘Admiral’	42,262	540
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,816	536
Vanguard REIT Index Fund ‘Admiral’	2,661	318
Vanguard Small-Cap Index Fund ‘Admiral’	5,409	317

Total Mutual Funds (Cost $2,491)		2,558

Total Investments in Securities (Cost $2,491)		2,558

INVESTMENTS IN AFFILIATES 15.0%
MUTUAL FUNDS (a) 15.0%
PIMCO Emerging Local Bond Fund	9,574	76
PIMCO High Yield Fund	8,372	77
PIMCO Long Duration Total Return Fund	19,280	237
PIMCO Real Return Asset Fund	9,083	78

Total Mutual Funds (Cost $464)		468

Total Investments in Affiliates (Cost $464)		468

Total Investments 97.5% (Cost $2,955)		$3,026
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $3)		3
Other Assets and Liabilities, net 2.4%		73

Net Assets 100.0%		$3,102

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$7

Total Purchased Options				$12	$7

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(9)	$(5)

Total Written Options				$(9)	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	373	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$73	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$2,558	$0	$0	$2,558
	$2,558	$0	$0	$2,558

Investments in Affiliates, at Value
Mutual Funds	468	0	0	468

Total Investments	$3,026	$0	$0	$3,026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	1	0	1
	$0	$8	$0	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(5)	$0	$(5)

Totals	$3,026	$3	$0	$3,029

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2055 Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.1%
MUTUAL FUNDS 82.1%
Vanguard 500 Index Fund ‘Admiral’	4,495	$857
Vanguard Developed Markets Index Fund ‘Admiral’	42,289	541
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	16,096	546
Vanguard REIT Index Fund ‘Admiral’	2,663	318
Vanguard Small-Cap Index Fund ‘Admiral’	5,413	317

Total Mutual Funds (Cost $2,512)		2,579

Total Investments in Securities (Cost $2,512)		2,579

INVESTMENTS IN AFFILIATES 14.9%
MUTUAL FUNDS (a) 14.9%
PIMCO Emerging Local Bond Fund	9,580	76
PIMCO High Yield Fund	8,372	77
PIMCO Long Duration Total Return Fund	19,293	237
PIMCO Real Return Asset Fund	9,089	78

Total Mutual Funds (Cost $464)		468

Total Investments in Affiliates (Cost $464)		468

Total Investments 97.0% (Cost $2,976)		$3,047
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $3)		3
Other Assets and Liabilities, net 2.9%		92

Net Assets 100.0%		$3,142

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$7

Total Purchased Options				$12	$7

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(9)	$(5)

Total Written Options				$(9)	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	373	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$73	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$2,579	$0	$0	$2,579
	$2,579	$0	$0	$2,579

Investments in Affiliates, at Value
Mutual Funds	468	0	0	468

Total Investments	$3,047	$0	$0	$3,047

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	1	0	1
	$0	$8	$0	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(5)	$0	$(5)

Totals	$3,047	$3	$0	$3,050

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend Income Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 32.0%
MUTUAL FUNDS 32.0%
Vanguard 500 Index Fund ‘Admiral’	2,015	$384
Vanguard Developed Markets Index Fund ‘Admiral’	18,178	232
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	4,477	152
Vanguard REIT Index Fund ‘Admiral’	1,318	158
Vanguard Small-Cap Index Fund ‘Admiral’	1,340	78

Total Mutual Funds (Cost $979)		1,004

Total Investments in Securities (Cost $979)		1,004

INVESTMENTS IN AFFILIATES 63.2%
MUTUAL FUNDS (a) 60.0%
PIMCO Emerging Local Bond Fund	9,485	75
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	28,755	317
PIMCO High Yield Fund	8,372	77
PIMCO Long Duration Total Return Fund	19,098	235
PIMCO Real Return Asset Fund	26,991	230
PIMCO Real Return Fund	42,287	468
PIMCO Total Return Fund	43,542	473

Total Mutual Funds (Cost $1,847)		1,875

SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	10,098	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $1,947)		1,975

Total Investments 95.2% (Cost $2,926)		$2,979
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $3)		3
Other Assets and Liabilities, net 4.7%		146

Net Assets 100.0%		$3,128

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/15/2016	1	$7	$5

Total Purchased Options				$7	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/15/2016	1	$(4)	$(3)

Total Written Options				$(4)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	BCOMTR Index	379	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$74	$1	$1	$0

Total Swap Agreements							$1	$1	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Mutual Funds	$1,004	$0	$0	$1,004
	$1,004	$0	$0	$1,004

Investments in Affiliates, at Value
Mutual Funds	1,875	0	0	1,875
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

	$1,975	$0	$0	$1,975

Total Investments	$2,979	$0	$0	$2,979

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	1	0	1
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Totals	$2,979	$3	$0	$2,982

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Dividend Fund

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.3%
COMMON STOCKS 86.7%
BERMUDA 3.1%
ENERGY 3.1%
Golar LNG Partners LP	5,828	$157

Total Bermuda		157

LUXEMBOURG 1.4%
INDUSTRIALS 1.4%
Regus PLC	21,494	70

Total Luxembourg		70

SWITZERLAND 2.9%
HEALTH CARE 2.9%
Roche Holding AG	531	146

Total Switzerland		146

TAIWAN 1.9%
INFORMATION TECHNOLOGY 1.9%
Radiant Opto-Electronics Corp.	30,000	93

Total Taiwan		93

UNITED STATES 77.4%
CONSUMER DISCRETIONARY 6.8%
General Motors Co.	4,638	174
Kohl’s Corp.	1,159	91
Target Corp.	910	74

		339

ENERGY 1.9%
Targa Resources Corp.	982	94

FINANCIALS 12.5%
Blackstone Group LP	2,626	102
JPMorgan Chase & Co.	3,264	198
Navient Corp.	7,632	155
Prudential Financial, Inc.	2,153	173

		628

HEALTH CARE 9.9%
AbbVie, Inc.	2,573	150
Merck & Co., Inc.	2,519	145
Pfizer, Inc.	5,720	199

		494

INDUSTRIALS 10.5%
Nielsen NV	5,751	256
RR Donnelley & Sons Co.	8,674	167
Timken Co.	2,425	102

		525

INFORMATION TECHNOLOGY 15.4%
Cisco Systems, Inc.	5,481	151
QUALCOMM, Inc.	3,685	256
Symantec Corp.	8,471	198

Western Digital Corp.	1,850	168

		773

MATERIALS 11.7%
Dow Chemical Co.	3,419	164
International Paper Co.	1,786	99
Mosaic Co.	2,118	98
Steel Dynamics, Inc.	6,291	126
Tronox Ltd. ‘A’	4,863	99

		586

UTILITIES 8.7%
ONE Gas, Inc.	4,631	200
PG&E Corp.	4,498	239

		439

Total United States		3,878

Total Common Stocks (Cost $4,254)		4,344

REAL ESTATE INVESTMENT TRUSTS 8.6%
UNITED STATES 8.6%
FINANCIALS 8.6%
Colony Financial, Inc.	7,976	207
Outfront Media, Inc.	5,011	150
Ryman Hospitality Properties, Inc.	1,209	73

		430

Total Real Estate Investment Trusts (Cost $394)		430

Total Investments in Securities (Cost $4,648)		4,774

INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	12,091	120

Total Short-Term Instruments (Cost $120)		120

Total Investments in Affiliates (Cost $120)		120

Total Investments 97.7% (Cost $4,768)		$4,894
Other Assets and Liabilities, net 2.3%		115

Net Assets 100.0%		$5,009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$157	$0	$0	$157
Luxembourg
Industrials	0	70	0	70
Switzerland
Health Care	0	146	0	146
Taiwan
Information Technology	0	93	0	93
United States
Consumer Discretionary	339	0	0	339
Energy	94	0	0	94
Financials	628	0	0	628
Health Care	494	0	0	494
Industrials	525	0	0	525
Information Technology	773	0	0	773
Materials	586	0	0	586
Utilities	439	0	0	439
Real Estate Investment Trusts
United States
Financials	430	0	0	430
	$4,465	$309	$0	$4,774

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$120	$0	$0	$120

Total Investments	$4,585	$309	$0	$4,894

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
COMMON STOCKS 98.1%
AUSTRALIA 0.3%
INDUSTRIALS 0.3%
Spotless Group Holdings Ltd.	1,672,545	$2,885

Total Australia		2,885

BELGIUM 2.8%
INDUSTRIALS 2.8%
bpost S.A.	886,381	24,877

Total Belgium		24,877

BERMUDA 0.7%
ENERGY 0.7%
Seadrill Ltd.	634,961	5,945

Total Bermuda		5,945

CANADA 0.1%
ENERGY 0.1%
Husky Energy, Inc.	39,746	811

Total Canada		811

DENMARK 1.8%
CONSUMER STAPLES 1.8%
Carlsberg A/S ‘B’	192,037	15,835

Total Denmark		15,835

FAROE ISLANDS 0.4%
CONSUMER STAPLES 0.4%
Bakkafrost P/F	181,004	3,914

Total Faroe Islands		3,914

FRANCE 4.4%
CONSUMER DISCRETIONARY 2.7%
Eutelsat Communications S.A.	364,614	12,094
JCDecaux S.A.	355,667	11,977

		24,071

CONSUMER STAPLES 1.1%
Carrefour S.A.	202,818	6,776
Danone S.A.	51,289	3,457

		10,233

ENERGY 0.6%
Bourbon S.A.	296,823	5,091

Total France		39,395

HONG KONG 5.5%
CONSUMER DISCRETIONARY 0.8%
Television Broadcasts Ltd.	1,124,100	6,946

FINANCIALS 4.0%
AIA Group Ltd.	4,594,300	28,816
First Pacific Co. Ltd.	6,480,500	6,478

		35,294

INDUSTRIALS 0.7%
Jardine Matheson Holdings Ltd.	60,500	3,823
Jardine Strategic Holdings Ltd. (f)	81,000	2,829

		6,652

Total Hong Kong		48,892

JAPAN 4.2%
CONSUMER DISCRETIONARY 1.1%
Sony Corp.	380,500	10,176

CONSUMER STAPLES 2.0%
Kao Corp.	134,300	6,706
Shiseido Co. Ltd.	607,100	10,770

		17,476

INFORMATION TECHNOLOGY 1.1%
Tokyo Electron Ltd. - ADR	550,297	9,559

Total Japan		37,211

NETHERLANDS 5.2%
CONSUMER STAPLES 1.6%
Corbion NV	748,837	14,206

FINANCIALS 2.6%
ING Groep NV - Dutch Certificate (a)	1,574,429	23,062

INFORMATION TECHNOLOGY 1.0%
Gemalto NV	115,397	9,203

Total Netherlands		46,471

NORWAY 3.9%
CONSUMER STAPLES 3.2%
Marine Harvest ASA	2,497,005	28,607

ENERGY 0.7%
Akastor ASA	1,904,501	3,826
North Atlantic Drilling Ltd.	2,329,311	2,702

		6,528

Total Norway		35,135

SINGAPORE 2.7%
INDUSTRIALS 2.7%
ComfortDelGro Corp. Ltd.	7,988,200	16,828
Keppel Corp. Ltd.	1,047,300	6,862

		23,690

Total Singapore		23,690

SOUTH KOREA 0.9%
CONSUMER DISCRETIONARY 0.9%
GS Home Shopping, Inc.	40,087	8,014

Total South Korea		8,014

SPAIN 2.2%
INDUSTRIALS 2.2%
Aena S.A. (a)	198,618	19,970

Total Spain		19,970

SWEDEN 1.5%
INDUSTRIALS 1.5%
Loomis AB ‘B’	423,247	12,963

Total Sweden		12,963

SWITZERLAND 4.3%
FINANCIALS 1.1%
Swiss Re AG	100,736	9,717

HEALTH CARE 1.6%
Roche Holding AG	53,497	14,700

INFORMATION TECHNOLOGY 1.6%
Logitech International S.A.	1,065,374	14,030

Total Switzerland		38,447

UNITED KINGDOM 12.0%
CONSUMER DISCRETIONARY 0.3%
William Hill PLC	497,472	2,732

CONSUMER STAPLES 9.6%
British American Tobacco PLC	540,307	27,979
Imperial Tobacco Group PLC	597,035	26,190
Reckitt Benckiser Group PLC	372,997	32,042

		86,211

FINANCIALS 2.1%
Barclays PLC	2,842,811	10,261
Prudential PLC	330,251	8,196
		18,457

Total United Kingdom		107,400

UNITED STATES 45.2%
CONSUMER DISCRETIONARY 7.2%
Comcast Corp. ‘A’	334,060	18,864
Family Dollar Stores, Inc.	61,576	4,879
Mattel, Inc.	510,827	11,673
Office Depot, Inc. (a)	489,389	4,503
PVH Corp.	94,813	10,103
Time Warner Cable, Inc.	22	3
Tribune Media Co. ‘A’	228,971	13,924

		63,949

CONSUMER STAPLES 9.2%
Altria Group, Inc.	376,257	18,820
Lorillard, Inc.	486,039	31,763
Philip Morris International, Inc.	125,778	9,475
Reynolds American, Inc.	317,987	21,912

		81,970

ENERGY 3.0%
Anadarko Petroleum Corp.	27,463	2,274
Dresser-Rand Group, Inc. (a)	92,753	7,453
Halliburton Co.	192,057	8,428
National Oilwell Varco, Inc.	174,484	8,722

		26,877

FINANCIALS 9.3%
Alleghany Corp. (a)	27,817	13,547
Berkshire Hathaway, Inc. ‘B’ (a)	198,863	28,700
Citigroup, Inc.	100,388	5,172
LegacyTexas Financial Group, Inc.	480,369	10,919
Navient Corp.	637,406	12,958
PHH Corp. (a)	282,993	6,840
SLM Corp.	543,812	5,047

		83,183

HEALTH CARE 1.6%
Actavis PLC (a)	13,281	3,952
Pfizer, Inc.	292,863	10,189

		14,141

INDUSTRIALS 6.5%
Brink’s Co.	597,001	16,495
Hertz Global Holdings, Inc. (a)	626,301	13,578
NOW, Inc. (a)	866,312	18,747
RR Donnelley & Sons Co.	484,924	9,306

		58,126

INFORMATION TECHNOLOGY 8.1%
Belden, Inc.	74,473	6,968
Booz Allen Hamilton Holding Corp.	159,619	4,619
International Business Machines Corp.	88,156	14,149
Microsoft Corp. (f)	745,958	30,327
Oracle Corp.	188,328	8,126
Yahoo!, Inc. (a)	186,558	8,290

		72,479

MATERIALS 0.3%
Rentech, Inc. (a)	1,843,981	2,065

Total United States		402,790

Total Common Stocks (Cost $802,540)		874,645

REAL ESTATE INVESTMENT TRUSTS 0.6%
UNITED STATES 0.6%
FINANCIALS 0.6%
NorthStar Realty Finance Corp.	274,763	4,979

Total Real Estate Investment Trusts (Cost $2,404)		4,979

RIGHTS 0.3%
FRANCE 0.3%
HEALTH CARE 0.3%
Sanofi - Exp. 12/31/2020	4,078,469	2,765

Total Rights (Cost $6,154)		2,765

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.1%		599

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.013% due 06/11/2015 - 06/25/2015 (b)(h)	$894	894

Total Short-Term Instruments (Cost $1,493)		1,493

Total Investments in Securities (Cost $812,591)		883,882

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	121,647	1,206

Total Short-Term Instruments (Cost $1,206)	1,206

Total Investments in Affiliates (Cost $1,206)	1,206

Total Investments 99.3% (Cost $813,797)	$885,088
Securities Sold Short (d) (2.1%) (Proceeds $20,298)	(19,113)
Financial Derivative Instruments (e)(g) 0.6% (Cost or Premiums, net $(1,313))	5,112
Other Assets and Liabilities, net 2.2%	20,627

Net Assets 100.0%	$891,714

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$599	Freddie Mac 2.080% due 10/17/2022	$(611)	$599	$599

Total Repurchase Agreements						$(611)	$599	$599

(1)	Includes accrued interest.

(d)	Securities Sold Short:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (1)
	Common Stocks
	China
	Information Technology
GSC	Alibaba Group Holding Ltd. SP - ADR	72,422	$(8,399)	$(6,028)
	United States
	Consumer Discretionary
	Dollar Tree, Inc.	15,295	(1,142)	(1,241)
	Staples, Inc.	107,078	(1,829)	(1,757)
	Information Technology
	Applied Materials, Inc.	447,116	(8,928)	(10,087)

Total Short Sales			$(20,298)	$(19,113)

(1)	Payable for short sales includes $13 of dividends payable.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Comcast Corporation	$62.500	01/15/2016	1,863	$497	$395

Total Purchased Options				$497	$395

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Comcast Corporation	$50.000	01/15/2016	1,863	$(344)	$(436)
Call - CBOE Comcast Corporation	70.000	01/15/2016	1,863	(166)	(118)
Put - CBOE Hertz Global Holdings, Inc.	19.000	09/18/2015	2,396	(261)	(210)
Put - CBOE International Business Machines Corp.	140.000	05/15/2015	725	(64)	(43)
Call - CBOE International Business Machines Corp.	180.000	01/20/2017	847	(781)	(741)
Put - CBOE Mattel, Inc.	21.000	07/17/2015	2,152	(194)	(194)

				$(1,810)	$(1,742)

Total Written Options				$(1,810)	$(1,742)

(f)	Securities with an aggregate market value of $30,452 and cash of $19,707 have been pledged as collateral as of March 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	EUR	37,644		$42,506	$2,027	$0
	04/2015	GBP	26,356		39,725	630	0
	04/2015	ILS	11,726		2,980	33	0
	04/2015	JPY	2,804,673		23,464	79	0
	04/2015		$1,399	EUR	1,319	20	0
	04/2015		699	GBP	467	0	(6)
	04/2015		2,963	ILS	11,726	0	(17)
	04/2015		18,892	JPY	2,256,282	0	(79)
	05/2015		1,347	AUD	1,731	0	(31)
	05/2015		23,474	JPY	2,804,673	0	(77)
	06/2015		2,981	ILS	11,726	0	(34)
BPS	04/2015	CHF	2,117		$2,225	46	0
	04/2015	DKK	18,790		2,822	118	0
	04/2015		$5,910	CHF	5,645	0	(101)
	04/2015		6,571	EUR	6,201	97	0
	05/2015	CHF	5,645		$5,918	101	0
CBK	04/2015	AUD	10,687		8,421	282	0
	04/2015	CAD	1,000		801	12	0
	04/2015	EUR	6,110		6,842	272	0
	04/2015	SGD	23,584		17,753	573	0
	04/2015		$8,293	AUD	10,687	0	(154)
	04/2015		930	HKD	7,208	0	0
	04/2015		2,046	SGD	2,764	0	(33)
	05/2015		17,863	AUD	22,837	0	(503)
DUB	04/2015	GBP	3,348		$5,168	201	0
	04/2015	SGD	2,522		1,878	41	0
	04/2015		$483	NOK	3,925	4	0
FBF	04/2015		907		7,280	0	(3)
	05/2015	KRW	8,076,339		$7,326	57	0
GLM	04/2015	EUR	17,443		19,838	1,083	0
	04/2015		$7,509	CNY	46,611	72	0
	04/2015		7,243	EUR	6,575	18	(192)
	04/2015		3,788	GBP	2,476	0	(115)
	04/2015		2,000	HKD	15,510	0	0
	04/2015		6,599	JPY	799,800	70	0
	05/2015		1,439	AUD	1,875	0	(13)
	05/2015		8,026	EUR	7,313	0	(159)
	05/2015		8,155	JPY	973,258	0	(36)
HUS	04/2015	HKD	253,896		$32,751	3	0
	04/2015	NOK	369,754		48,451	2,551	0
	04/2015		$10	CAD	13	0	0
	04/2015		833	HKD	6,477	2	0
JPM	04/2015	CHF	3,806		$3,987	71	0
	04/2015	DKK	49,955		7,527	338	0
	04/2015	EUR	17,704		18,801	0	(236)
	04/2015	JPY	251,500		2,086	0	(11)
	04/2015		$278	CHF	278	8	0
	04/2015		2,732	EUR	2,543	2	0
	07/2015	PLN	2,574		$685	9	0
RBC	04/2015		$35,550	CAD	44,325	0	(554)
SOG	04/2015	CAD	43,338		$34,624	406	0
	04/2015		$0	DKK	2	0	0
	04/2015		1,515	SEK	12,745	0	(35)
	05/2015		34,607	CAD	43,338	0	(405)
UAG	04/2015	SEK	74,065		$8,885	285	0
	04/2015		$2,338	AUD	2,963	0	(81)
	04/2015		9,974	DKK	68,743	0	(81)
	04/2015		27,049	EUR	24,619	0	(577)
	04/2015		1	JPY	91	0	0
	04/2015		778	NOK	6,369	13	0
	04/2015		5,066	SEK	43,633	17	(17)
	05/2015	DKK	68,743		$9,984	80	0
	05/2015	EUR	24,619		27,061	577	0
	05/2015		$872	SEK	7,385	0	(15)

Total Forward Foreign Currency Contracts						$10,198	$(3,565)

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Lancashire Holdings Ltd.	23,547	1-Month USD-LIBOR plus a specified spread	10/23/2015	GBP	9,837	$(290)	$0	$(290)
	Pay	Rentech Nitrogen Partners LP	24,547	1-Month USD-LIBOR less a specified spread	08/14/2015		$366	(4)	0	(4)
GST	Pay	21st Century Fox America, Inc.	135,300	1-Month USD-LIBOR less a specified spread	03/30/2016		4,655	75	75	0
	Receive	21st Century Fox America, Inc.	135,300	1-Month USD-LIBOR plus a specified spread	03/30/2016		4,511	(63)	0	(63)
JPM	Receive	Liberty TripAdvisor Holdings, Inc.	183,515	1-Month USD-LIBOR plus a specified spread	04/29/2015		5,724	109	109	0
	Pay	TripAdvisor, Inc.	75,895	1-Month USD-LIBOR less a specified spread	04/29/2015		6,312	(1)	0	(1)

								$(174)	$184	$(358)

Total Swap Agreements								$(174)	$184	$(358)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$2,885	$0	$2,885
Belgium
Industrials	0	24,877	0	24,877
Bermuda
Energy	0	5,945	0	5,945
Canada
Energy	811	0	0	811
Denmark
Consumer Staples	0	15,835	0	15,835
Faroe Islands
Consumer Staples	0	3,914	0	3,914
France
Consumer Discretionary	0	24,071	0	24,071
Consumer Staples	0	10,233	0	10,233
Energy	5,091	0	0	5,091
Hong Kong
Consumer Discretionary	0	6,946	0	6,946
Financials	6,478	28,816	0	35,294
Industrials	0	6,652	0	6,652
Japan
Consumer Discretionary	0	10,176	0	10,176
Consumer Staples	0	17,476	0	17,476
Information Technology	9,559	0	0	9,559
Netherlands
Consumer Staples	0	14,206	0	14,206
Financials	0	23,062	0	23,062
Information Technology	9,203	0	0	9,203
Norway
Consumer Staples	0	28,607	0	28,607
Energy	2,702	3,826	0	6,528
Singapore
Industrials	0	23,690	0	23,690
South Korea
Consumer Discretionary	0	8,014	0	8,014
Spain
Industrials	19,970	0	0	19,970
Sweden
Industrials	0	12,963	0	12,963
Switzerland
Financials	0	9,717	0	9,717
Health Care	0	14,700	0	14,700
Information Technology	0	14,030	0	14,030
United Kingdom
Consumer Discretionary	0	2,732	0	2,732
Consumer Staples	0	86,211	0	86,211
Financials	0	18,457	0	18,457
United States
Consumer Discretionary	63,949	0	0	63,949
Consumer Staples	81,970	0	0	81,970
Energy	26,877	0	0	26,877
Financials	83,183	0	0	83,183
Health Care	14,141	0	0	14,141
Industrials	58,126	0	0	58,126
Information Technology	72,479	0	0	72,479
Materials	2,065	0	0	2,065
Real Estate Investment Trusts
United States
Financials	4,979	0	0	4,979
Rights
France
Health Care	2,765	0	0	2,765
Short-Term Instruments
Repurchase Agreements	0	599	0	599
U.S. Treasury Bills	0	894	0	894
	$464,348	$419,534	$0	$883,882

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,206	$0	$0	$1,206

Total Investments	$465,554	$419,534	$0	$885,088

Short Sales, at Value - Liabilities
Common Stocks
China
Information Technology	$(6,028)	$0	$0	$(6,028)
United States
Consumer Discretionary	(2,998)	0	0	(2,998)
Information Technology	(10,087)	0	0	(10,087)
	$(19,113)	$0	$0	$(19,113)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	395	0	395
Over the counter	0	10,382	0	10,382
	$0	$10,777	$0	$10,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,742)	0	(1,742)
Over the counter	0	(3,923)	0	(3,923)

	$0	$(5,665)	$0	$(5,665)

Totals	$446,441	$424,646	$0	$871,087

There were assets and liabilities valued at $34,707 transferred from Level 1 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2015. There were no significant transfers between Levels 2 and 3 during the period ended March 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund VI, Ltd. (“Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO EqS Pathfinder Fund® (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with the Consolidated Fund’s investment objectives and policies as specified in the prospectus and statement of additional information. The Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Fund and its Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Fund and its Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Consolidated Fund (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund VI, Ltd.	06/06/2011	06/20/2011	$891,714	$10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair market value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold or settled.
(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Balanced Income Fund	$12,550	$477	$(573)	$(96)
PIMCO Dividend and Income Builder Fund	842,436	69,054	(50,076)	18,978
PIMCO EqS® Emerging Markets Fund	77,173	7,919	(8,620)	(701)
PIMCO Emerging Multi-Asset Fund	16,849	0	(2,608)	(2,608)
PIMCO Global Dividend Fund	119,984	13,981	(7,991)	5,990
PIMCO International Dividend Fund	4,147	227	(147)	80
PIMCO EqS® Long/Short Fund	896,982	70,060	(7,991)	62,069
PIMCO RealPath™ Blend 2020 Fund	2,950	61	(4)	57
PIMCO RealPath™ Blend 2025 Fund	2,952	63	(4)	59
PIMCO RealPath™ Blend 2030 Fund	2,954	65	(8)	57
PIMCO RealPath™ Blend 2035 Fund	2,954	69	(7)	62
PIMCO RealPath™ Blend 2040 Fund	2,954	72	(3)	69
PIMCO RealPath™ Blend 2045 Fund	2,955	75	(4)	71
PIMCO RealPath™ Blend 2050 Fund	2,955	74	(3)	71
PIMCO RealPath™ Blend 2055 Fund	2,976	75	(4)	71
PIMCO RealPath™ Blend Income Fund	2,926	57	(4)	53
PIMCO U.S. Dividend Fund	4,769	212	(87)	125
PIMCO EqS Pathfinder Fund®	816,010	143,482	(74,404)	69,078

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class or Class M shares of the Trust and funds of PIMCO Funds, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2015 (amounts in thousands†):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$9,092	$386	$(4,534)	$(1,358)	$(70)	$3,516	$259	$0
PIMCO Emerging Markets Bond Fund	5,207	267	(3,164)	(493)	25	1,842	191	24
PIMCO Emerging Markets Corporate Bond Fund	2,517	496	(1,565)	(112)	(169)	1,167	79	0
PIMCO EqS® Emerging Markets Fund	19,050	285	(10,937)	(560)	(279)	7,559	0	0
PIMCO Short-Term Floating NAV Portfolio	512	2,601	(3,100)	0	(0)	13	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	3,703	(3,690)	(3)	(0)	10	4	0
Totals	$36,378	$7,738	$(26,990)	$(2,526)	$(493)	$14,107	$533	$24

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds seek to achieve their investment objectives by investing under normal circumstances substantially all of their assets in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Investment Company Act of 1940 (the “1940 Act”) (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2015 (amounts in thousands†):

PIMCO RealPathTM Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$79	$0	$0	$(4)	$75	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	229	0	0	5	234	1	0
PIMCO High Yield Fund	0	155	(2)	0	2	155	1	0
PIMCO Long Duration Total Return Fund	0	238	(9)	0	6	235	2	0
PIMCO Real Return Asset Fund	0	311	(11)	1	5	306	0	0
PIMCO Real Return Fund	0	308	(5)	0	4	307	1	0
PIMCO Total Return Fund	0	463	(4)	0	8	467	2	0
Totals	$0	$1,783	$(31)	$1	$26	$1,779	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$79	$0	$0	$(4)	$75	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	153	0	0	4	157	1	0
PIMCO High Yield Fund	0	232	(2)	0	2	232	2	0
PIMCO Long Duration Total Return Fund	0	239	(10)	0	6	235	2	0
PIMCO Real Return Asset Fund	0	313	(12)	1	5	307	0	0
PIMCO Real Return Fund	0	232	(4)	0	3	231	1	0
PIMCO Total Return Fund	0	232	(2)	0	4	234	1	0
Totals	$0	$1,480	$(30)	$1	$20	$1,471	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$158	$0	$0	$(7)	$151	$2	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	75	0	0	2	77	0	0
PIMCO High Yield Fund	0	232	0	0	2	234	3	0
PIMCO Long Duration Total Return Fund	0	240	(10)	0	6	236	3	0
PIMCO Real Return Asset Fund	0	314	(12)	1	5	308	0	0
PIMCO Real Return Fund	0	78	(2)	0	1	77	0	0
PIMCO Total Return Fund	0	76	0	0	1	77	0	0
Totals	$0	$1,173	$(24)	$1	$10	$1,160	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$159	$0	$0	$(8)	$151	$2	$0
PIMCO High Yield Fund	0	153	0	0	2	155	2	0
PIMCO Long Duration Total Return Fund	0	241	(11)	0	6	236	2	0
PIMCO Real Return Asset Fund	0	316	(13)	1	5	309	0	0
Totals	$0	$869	$(24)	$1	$5	$851	$6	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$79	$0	$0	$(4)	$75	$1	$0
PIMCO High Yield Fund	0	153	0	0	2	155	2	0
PIMCO Long Duration Total Return Fund	0	242	(12)	1	6	237	2	0
PIMCO Real Return Asset Fund	0	239	(10)	0	3	232	0	0
Totals	$0	$713	$(22)	$1	$7	$699	$5	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$80	$0	$0	$(4)	$76	$1	$0
PIMCO High Yield Fund	0	76	0	0	1	77	1	0
PIMCO Long Duration Total Return Fund	0	243	(12)	1	5	237	2	0
PIMCO Real Return Asset Fund	0	159	(7)	0	3	155	0	0
Totals	$0	$558	$(19)	$1	$5	$545	$4	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$80	$0	$0	$(4)	$76	$1	$0
PIMCO High Yield Fund	0	76	0	0	1	77	1	0
PIMCO Long Duration Total Return Fund	0	242	(12)	1	6	237	2	0
PIMCO Real Return Asset Fund	0	81	(4)	0	1	78	0	0
Totals	$0	$479	$(16)	$1	$4	$468	$4	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$80	$0	$0	$(4)	$76	$1	$0
PIMCO High Yield Fund	0	76	0	0	1	77	1	0
PIMCO Long Duration Total Return Fund	0	242	(12)	1	6	237	2	0
PIMCO Real Return Asset Fund	0	81	(4)	0	1	78	0	0
Totals	$0	$479	$(16)	$1	$4	$468	$4	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealPathTM Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$0	$79	$0	$0	$(4)	$75	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	310	0	0	7	317	1	0
PIMCO High Yield Fund	0	76	0	0	1	77	1	0
PIMCO Long Duration Total Return Fund	0	238	(9)	0	6	235	2	0
PIMCO Real Return Asset Fund	0	233	(8)	1	4	230	0	0
PIMCO Real Return Fund	0	468	(6)	0	6	468	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	100	0	0	0	100	0	0
PIMCO Total Return Fund	0	467	(2)	0	8	473	2	0
Totals	$0	$1,971	$(25)	$1	$28	$1,975	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Balanced Income Fund	$980	$1,601	$(2,570)	$0	$0	$11	$1	$0
PIMCO Dividend and Income Builder Fund	19,329	88,906	(108,225)	1	0	11	7	0
PIMCO EqS® Emerging Markets Fund	519	27,214	(27,730)	(3)	0	0	15	0
PIMCO EqS® Long/Short Fund	402,024	156,942	(558,871)	(59)	(36)	0	343	0
PIMCO Global Dividend Fund	3,054	92,403	(95,457)	0	0	0	2	0
PIMCO EqS Pathfinder Fund®	133,858	86,914	(220,757)	(13)	(2)	0	113	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Balanced Income Fund	$0	$5,612	$(4,030)	$(10)	$0	$1,572	$12	$0
PIMCO Dividend and Income Builder Fund	0	185,255	(150,930)	(47)	3	34,281	55	0
PIMCO EqS® Emerging Markets Fund	0	41,871	(33,000)	(59)	1	8,813	71	0
PIMCO EqS® Long/Short Fund	0	870,447	(716,700)	(1,972)	16	151,791	2,247	0
PIMCO Global Dividend Fund	0	30,904	(29,380)	(3)	0	1,521	3	0
PIMCO International Dividend Fund	0	1,701	(1,670)	(1)	0	30	1	0
PIMCO U.S. Dividend Fund	0	1,701	(1,580)	(1)	0	120	1	0
PIMCO EqS Pathfinder Fund®	0	359,857	(357,600)	(1,051)	0	1,206	1,057	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	RDR	RBC Dain Rausher, Inc.
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JEF	Jefferies & CO.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SNF	Sanford C. Bernstein & Co.
DEU	Deutsche Bank Securities, Inc.	MRJ	Merrill Lynch, Pierce, Fenner & Smith, Inc.	SNI	Stifel, Nicholaus & Co., Inc.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA	PER	Pershing LLC.	WMS	Wedbush Morgan Securities
GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	KOSPI	Korea Composite Stock Price Index
BCOMTR	Bloomberg Commodity Index Total Return	CMBX	Commercial Mortgage-Backed Index	MEXBOL	Mexico Bolsa IPC Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	NVDR	Non-Voting Depositary Receipt	SP - GDR	Sponsored Global Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date:	May 28, 2015